DRAFT - INTERMEDIATE TERM INCOME
                                                     Registration No. 333-

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 20, 1999

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. ___ [ ]
                      Post-Effective Amendment No. ___ [ ]

                        (Check appropriate box or boxes)

                Exact name of Registrant as Specified in Charter:

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                         Area Code and Telephone Number:

                                 (610) 254-1924

                     Address of Principal Executive Offices:

                            Oaks, Pennsylvania 19456

                     Name and Address of Agent for Service:

                                   Mark Nagle
                           c/o SEI Investments Company
                            Oaks, Pennsylvania 19456

                                   COPIES TO:

          Thomas A. Berreman, Esq.           Kathleen L. Prudhomme, Esq.
          U.S. Bancorp                       Dorsey & Whitney LLP
          601 Second Avenue South            220 South Sixth Street
          Minneapolis, Minnesota 55402       Minneapolis, Minnesota 55402

                     Title of Securities Being Registered:

                        Common Stock, par value $0.0001

       No filing fee is required because of reliance by the Registrant on
             Section 24f-2 under the Investment Company Act of 1940.

                  Approximate Date of Proposed Public Offering:

As soon as possible following the effective date of this Registration Statement.
      It is proposed that this filing become effective on November 19, 1999
                  (30 days after filing) pursuant to Rule 488.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                       REGISTRATION STATEMENT ON FORM N-14

                              CROSS REFERENCE SHEET

                          (AS REQUIRED BY RULE 481(a))

                                                   PROSPECTUS/PROXY
PART A OF FORM N-14                                STATEMENT CAPTION
----------------------------------------------     ------------------------------------
1.  Beginning of Registration Statement            Cross Reference Sheet and Cover
    and Outside Front Cover Page of Prospectus     Page

2.  Beginning and Outside Back Cover Page
    of Prospectus                                  Table of Contents

3.  Synopsis Information and Risk Factors          Summary; Risk Factors

4.  Information about the Transaction              Summary; Information About the
                                                   Reorganization; Voting Information

5.  Information about the Registrant               Inside Front Cover (Incorporation by
                                                   Reference); Summary; Information
                                                   About the Intermediate Government
                                                   Bond Fund and the Intermediate
                                                   Term Income Fund

6.  Information about the Company                  Inside Front Cover (Incorporation by
    being Acquired                                 Reference); Summary; Information
                                                   About the Intermediate Government
                                                   Bond Fund and the Intermediate
                                                   Term Income Fund

7.  Voting Information                             Summary; Information About the
                                                   Reorganization; Voting Information

8.  Interest of Certain Persons and Experts        Voting Information

9.  Additional Information                         Not Applicable

                                                   STATEMENT OF ADDITIONAL
PART B OF FORM N-14                                INFORMATION CAPTION
----------------------------------------------     ------------------------------------
10. Cover Page                                     Cover Page

11. Table of Contents                              Not Applicable

12. Additional Information about the Registrant    Cover Page (Incorporation by
                                                   Reference)

13. Additional Information about the Company
    Being Acquired                                 Cover Page (Incorporation by
                                                   Reference)

14. Financial Statements                           Cover Page (Incorporation by
                                                   Reference)

PART C OF FORM N-14

Information required to be included in Part C is set forth under the appropriate item in Part C of this Registration Statement.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                       REGISTRATION STATEMENT ON FORM N-14



                                     PART A
                               PRESIDENT'S LETTER

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                           PROSPECTUS/PROXY STATEMENT



              CURRENT RETAIL CLASS PROSPECTUS OF INTERMEDIATE TERM
                INCOME FUND AND INTERMEDIATE GOVERNMENT BOND FUND

             CURRENT INSTITUTIONAL CLASS PROSPECTUS OF INTERMEDIATE TERM INCOME FUND AND INTERMEDIATE GOVERNMENT BOND FUND

             ANNUAL REPORT OF FIRST AMERICAN INVESTMENT FUNDS, INC.
                  FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1998

                                                               November 29, 1999

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                            OAKS, PENNSYLVANIA 19456
                                 (800) 637-2548

To the Shareholders of Intermediate Government Bond Fund:

Enclosed with this letter is a proxy voting ballot, a Prospectus/Proxy Statement and related information concerning a Special Meeting of Shareholders of the Intermediate Government Bond Fund of First American Investment Funds, Inc. ("First American") to be held on January 14, 2000. The purpose of this Special Meeting is to submit to shareholders of Intermediate Government Bond Fund a proposal to combine that Fund with and into First American's Intermediate Term Income Fund by means of the reorganization described in the Prospectus/Proxy Statement.

If the proposed combination of Funds is approved, you will receive the same class of shares in Intermediate Term Income Fund that you currently hold in Intermediate Government Bond Fund. The exchange of shares will take place on the basis of the relative net asset values per share of the respective classes of the two Funds. Investment advisory fees, sales charges, and Rule 12b-1 distribution and shareholder servicing fees all will remain unchanged.

At June 30, 1999, Intermediate Government Bond Fund had net assets of approximately $185 million, while Intermediate Term Income Fund had net assets of approximately $411 million. As described in the Prospectus/Proxy Statement, First American's Board of Directors believes that the proposed combination of Funds is in the best interests of Intermediate Government Bond Fund shareholders because, among other things, it is expected to lower the total expense ratio experienced by such shareholders (before fee waivers, if any) due to the economies of scale associated with becoming part of a larger Fund.

The investment objectives of the two Funds are the same. Each Fund seeks to provide investors with current income to the extent consistent with preservation of capital. However, there are significant differences in the investment strategies used by the Funds to achieve this objective. Shareholders should carefully consider both the similarities and the differences between the two Funds. These similarities and differences, as well as other important information concerning the proposed combination of Funds, are described in detail in the Prospectus/Proxy Statement, which you are encouraged to review carefully. If you have any additional questions, please call your account administrator, investment sales representative, or First American directly at 1-800-637-2548.

First American's Board of Directors has approved the proposed combination of Funds and recommends it for your approval. I encourage you to vote in favor of the proposal, and ask that you please send your completed proxy ballot in as soon as possible to help save the cost of additional solicitations. As always, we thank you for your confidence and support.

Sincerely,

Mark Nagle
President

                              WHAT YOU SHOULD KNOW
                         ABOUT THIS PROPOSED FUND MERGER

FIRST AMERICAN AND THE FUND'S BOARD OF DIRECTORS ENCOURAGE YOU TO READ THE ENCLOSED PROXY STATEMENT CAREFULLY. THE FOLLOWING IS A BRIEF OVERVIEW OF THE KEY ISSUES.

WHY IS MY FUND HOLDING A SPECIAL SHAREHOLDERS MEETING?

The reason for the meeting is so that shareholders of First American's Intermediate Government Bond Fund can decide whether or not to reorganize their fund. If shareholders decide in favor of the proposal, Intermediate Government Bond Fund will merge with Intermediate Term Income Fund, another similar mutual fund in the First American fund family, and you will become a shareholder of Intermediate Term Income Fund.

WHAT ARE THE ADVANTAGES OF MERGING THE FUNDS?

There are two key potential advantages:

|_| By combining the Funds, shareholders may enjoy lower overall expense ratios over time. Larger funds tend to enjoy economies of scale by spreading the fixed costs of fund operations over a larger asset base.

|_| These lower costs may lead to stronger performance, since total return to a fund's shareholders is net of fund expenses.

The potential benefits and possible disadvantages are explained in more detail in the enclosed proxy statement.

HOW ARE THESE TWO FUNDS ALIKE?

The investment objective of the Funds are identical; they both seek to provide investors with current income to the extent consistent with preservation of capital. However, there are significant differences in investment strategy:

|_| Intermediate Government Bond Fund invests primarily in U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund invests only in securities which generate interest that is excluded from state taxable income. For example, the Fund may invest in U.S. Treasury obligations and in obligations issued or guaranteed by the following:
|_|  Farm Credit System Financial Assistance Corporation;
|_|  Federal Home Loan Banks System;
|_|  Student Loan Marketing Association; and
|_|  Tennessee Valley Authority.

|_| Intermediate Term Income Fund, on the other hand, invests in investment grade debt securities, such as:
|_| U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities;
|_| mortgage- and asset-backed securities; and |_| fixed and floating rate corporate debt obligations.

WHAT HAPPENS IF SHAREHOLDERS DECIDE IN FAVOR OF A MERGER?

A closing date will be set for the reorganization. Shareholders will receive full and fractional shares of Intermediate Term Income Fund of the same class as, and equal in value to, the shares of Intermediate Government Bond Fund that they owned on the closing date.

IF THE FUNDS MERGE, WILL THERE BE TAX CONSEQUENCES FOR ME?

Before the closing of the reorganization, First American will have received an opinion from its counsel, Dorsey & Whitney LLP, that the transaction will qualify as a tax-free reorganization. Consequently, the shareholders of Intermediate Government Bond Fund will not recognize gain or loss for federal income tax purposes on the exchange of their shares for the shares of Intermediate Term Income Fund in the reorganization.

However, you should consult your own tax advisor regarding any possible effect a reorganization might have on you, given your personal circumstances particularly regarding state and local taxes.

WHO WILL PAY FOR THIS REORGANIZATION?

The expenses of the reorganization, including legal expenses, printing, packaging and postage, plus the costs of any supplementary solicitation, will be borne by First American Asset Management, investment adviser for the Funds.

WHAT DOES THE FIRST AMERICAN BOARD OF DIRECTORS RECOMMEND?

The Board believes you should vote in favor of the reorganization. Before you do, however, be sure to study the issues involved and call us with any questions, then vote promptly to ensure that a quorum of Intermediate Government Bond Fund shares will be represented at this Fund's special shareholders meeting.

WHERE DO I GET MORE INFORMATION ABOUT FIRST AMERICAN INTERMEDIATE TERM INCOME FUND?

|_|  Please call Investor Services toll-free at 1-800-637-2548.

                        INTERMEDIATE GOVERNMENT BOND FUND
                         A SEPARATELY MANAGED SERIES OF
                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                            OAKS, PENNSYLVANIA 19456
                                 (800) 637-2548


                         -----------------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD JANUARY 14, 2000

                         -----------------------------

NOTICE IS HEREBY GIVEN that a special meeting of shareholders of Intermediate Government Bond Fund, a separately managed series of First American Investment Funds, Inc. ("First American") will be held at 10:00 a.m. Eastern Time, on Friday, January 14, 2000, at the offices of SEI Investments Company, Oaks, Pennsylvania, First Floor, Management Conference Room. The purpose of the special meeting is as follows:

     1. To consider and vote on a proposed Agreement and Plan of Reorganization (the "Plan") providing for (a) the acquisition of all of the assets and the assumption of all liabilities of the Intermediate Government Bond Fund by the Intermediate Term Income Fund, a separately managed series of First American, in exchange for shares of common stock of the Intermediate Term Income Fund having an aggregate net asset value equal to the aggregate value of the assets acquired (less the liabilities assumed) of the Intermediate Government Bond Fund and (b) the liquidation of the Intermediate Government Bond Fund and the pro rata distribution of the Intermediate Term Income Fund shares to Intermediate Government Bond Fund shareholders. Under the Plan, Intermediate Government Bond Fund shareholders will receive the same class of shares of the Intermediate Term Income Fund that they held in the Intermediate Government Bond Fund, having a net asset value equal as of the effective time of the Plan to the net asset value of their Intermediate Government Bond Fund shares. A vote in favor of the Plan will be considered a vote in favor of an amendment to the articles of incorporation of First American required to effect the reorganization contemplated by the Plan.

     2. To transact such other business as may properly come before the meeting or any adjournments or postponements thereof.

Even if Intermediate Government Bond Fund shareholders vote to approve the Plan, consummation of the Plan is subject to certain other conditions. See "Information About the Reorganization -- Plan of Reorganization" in the attached Prospectus/Proxy Statement.

                    THE BOARD OF DIRECTORS OF FIRST AMERICAN
                        RECOMMENDS APPROVAL OF THE PLAN.

The close of business on November 17, 1999 has been fixed as the record date for the determination of shareholders entitled to notice of and to vote at the meeting and any adjournments or postponements thereof.

WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING, PLEASE SIGN AND PROMPTLY RETURN THE ENCLOSED PROXY IN THE ENCLOSED POSTAGE-PREPAID ENVELOPE. IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE RESPECTFULLY ASK FOR YOUR COOPERATION IN MAILING IN YOUR PROXY PROMPTLY. If you are present at the meeting, you may then revoke your proxy and vote in person, as explained in the Prospectus/Proxy Statement in the section entitled "Voting Information."

                                       By Order of the Board of Directors,

                                       Michael J. Radmer
                                       Secretary

November 29, 1999

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                            OAKS, PENNSYLVANIA 19456
                                 (800) 637-2548

                           PROSPECTUS/PROXY STATEMENT
                             DATED NOVEMBER 29, 1999

                          ACQUISITION OF THE ASSETS OF
                        INTERMEDIATE GOVERNMENT BOND FUND
                         A SEPARATELY MANAGED SERIES OF
                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                        BY AND IN EXCHANGE FOR SHARES OF
                          INTERMEDIATE TERM INCOME FUND
                         A SEPARATELY MANAGED SERIES OF
                      FIRST AMERICAN INVESTMENT FUNDS, INC.

This Prospectus/Proxy Statement is being furnished to the shareholders of Intermediate Government Bond Fund, a separately managed series of First American Investment Funds, Inc. ("First American"), in connection with a special meeting of the shareholders of the Intermediate Government Bond Fund to be held at the offices of SEI Investments Company, Oaks, Pennsylvania on Friday, January 14, 2000, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. This Prospectus/Proxy Statement is being mailed to shareholders of the Intermediate Government Bond Fund on or about November 29,1999.

This Prospectus/Proxy Statement relates to a proposal for the acquisition of all the assets and the assumption of all liabilities of the Intermediate Government Bond Fund by the Intermediate Term Income Fund in exchange for shares of common stock of the Intermediate Term Income Fund having an aggregate net asset value equal to the aggregate value of the assets acquired (less liabilities assumed) of the Intermediate Government Bond Fund. As a result of the transactions, each shareholder of the Intermediate Government Bond Fund will receive Intermediate Term Income Fund shares of the same class that he or she held in the Intermediate Government Bond Fund, with a net asset value equal to the net asset value of the shareholder's Intermediate Government Bond Fund shares.

First American, of which the Intermediate Government Bond Fund and the Intermediate Term Income Fund are separate series, is an open-end management investment company. The Intermediate Government Bond Fund and the Intermediate Term Income Fund are both diversified, open-end funds with investment objectives which are identical, in that both seek to provide investors with current income to the extent consistent with preservation of capital.

This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the proposed reorganization and about the Intermediate Term Income Fund and its affiliates that each Intermediate Government Bond Fund shareholder should know prior to voting on the proposed reorganization.

A Statement of Additional Information dated November 29, 1999 relating to this Prospectus/Proxy Statement has been filed with the Commission and is also incorporated by reference into this Prospectus/Proxy Statement. This means that you should consider the contents of the Statement of Additional Information to be a part of the Prospectus/Proxy Statement. The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Funds. This information is also available upon request and without charge by writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456 or by calling (800) 637-2548.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
   UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                           PROSPECTUS/PROXY STATEMENT
                                NOVEMBER 29, 1999

                        PROPOSED ACQUISITION OF ASSETS OF

                        INTERMEDIATE GOVERNMENT BOND FUND
                         A SEPARATELY MANAGED SERIES OF
                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                        BY AND IN EXCHANGE FOR SHARES OF

                          INTERMEDIATE TERM INCOME FUND
                         A SEPARATELY MANAGED SERIES OF
                      FIRST AMERICAN INVESTMENT FUNDS, INC.


                         ------------------------------

                                TABLE OF CONTENTS

                         ------------------------------

                                                                      PAGE

INCORPORATION BY REFERENCE                                              12
SUMMARY                                                                 13
RISK FACTORS                                                            19
INFORMATION ABOUT THE REORGANIZATION                                    20
INFORMATION ABOUT THE INTERMEDIATE TERM
     GOVERNMENT BOND FUND AND THE
     INTERMEDIATE TERM INCOME FUND                                      26
VOTING INFORMATION                                                      29
FINANCIAL STATEMENTS AND EXPERTS                                        31
LEGAL MATTERS                                                           32
EXHIBIT A -- AGREEMENT AND PLAN OF
     REORGANIZATION

The Following Documents Accompany This Prospectus/Proxy Statement:
|_| Bond Funds Retail Class Prospectus Dated February 1, 1999, of First American Investment Funds, Inc.
|_| Bond Funds Institutional Class Prospectus Dated February 1, 1999 of First American Investment Funds, Inc.
|_| Annual Report for the Fiscal Year Ended September 30, 1998, of First American Investment Funds, Inc.

                           INCORPORATION BY REFERENCE

         The documents listed in items 1 and 2 below, which have been filed with the Securities and Exchange Commission (the "Commission"), are incorporated herein by reference to the extent noted below. A Statement of Additional Information dated November 29, 1999 relating to this Prospectus/Proxy Statement has been filed with the Commission and is also incorporated by reference into this Prospectus/Proxy Statement. A copy of the Statement of Additional Information is available upon request and without charge by writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456 or by calling (800) 637-2548. The documents listed in items 3 and 4 below are incorporated by reference into the Statement of Additional Information and will be provided with the Statement of Additional Information when requested. Any documents requested will be sent within one business day of receipt of the request by first class mail or other means designed to ensure equally prompt delivery.

1. The Retail Class Prospectus dated February 1, 1999 and the Institutional Class Prospectus dated February 1, 1999 of the Intermediate Term Income Fund and the Intermediate Government Bond Fund are incorporated herein in their entirety by reference, and a copy of each accompanies this Prospectus/Proxy Statement.

2. The Statement of Additional Information dated February 1, 1999 of First American, as it relates to the Retail Class and the Institutional Class of both the Intermediate Government Bond Fund and the Intermediate Term Income Fund, is incorporated by reference in the Statement of Additional Information relating to this Prospectus/Proxy Statement.

3. Annual Report of First American for the fiscal year ended September 30, 1998, as it relates to the Retail Class and the Institutional Class of both the Intermediate Term Income Fund and the Intermediate Government Bond Fund, is incorporated by reference in the Statement of Additional Information relating to this Prospectus/Proxy Statement, and a copy of such Annual Report accompanies this Prospectus/Proxy Statement.

4. The Semi-Annual Report of First American for the six months ended March 31, 1999, as it relates to the Retail Class and the Institutional Class of both the Intermediate Government Bond Fund and the Intermediate Term Income Fund, is incorporated by reference in the Statement of Additional Information relating to this Prospectus/Proxy Statement.

Also accompanying and attached to this Prospectus/Proxy Statement as Exhibit A is a copy of the Plan for the proposed Reorganization.

                                     SUMMARY

         This summary is qualified in its entirety by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses and Statement of Additional Information of First American relating to the Intermediate Term Income Fund and the Intermediate Government Bond Fund, each dated February 1, 1999, and the Agreement and Plan of Reorganization (the "Plan"), a copy of which is attached to this Prospectus/Proxy Statement as Exhibit A. Intermediate Government Bond Fund shareholders should review the accompanying documents carefully in connection with their review of this Prospectus/Proxy Statement.

PROPOSED REORGANIZATION

         The Plan provides for (i) the acquisition of all of the assets and the assumption of all liabilities of the Intermediate Government Bond Fund by the Intermediate Term Income Fund in exchange for shares of common stock of the Intermediate Term Income Fund having an aggregate net asset value equal to the aggregate value of the assets acquired (less liabilities assumed) of the Intermediate Government Bond Fund and (ii) the liquidation of the Intermediate Government Bond Fund and the pro rata distribution of its holdings of Intermediate Term Income Fund shares to Intermediate Government Bond Fund shareholders as of the effective time of the Reorganization (anticipated to be at the close of normal trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Time, on or about February 25, 2000, or such later date as provided for in the Plan) (such time and date, the "Effective Time"). The value of the Intermediate Government Bond Fund assets and liabilities to be acquired by the Intermediate Term Income Fund, and the value of the Intermediate Term Income Fund shares to be exchanged therefor, will be computed as of the Effective Time. As a result of the Reorganization, each shareholder of the Intermediate Government Bond Fund will receive Intermediate Term Income Fund shares of the same class that he or she held in the Intermediate Government Bond Fund, with a net asset value equal to the net asset value of the shareholder's Intermediate Government Bond Fund shares as of the Effective Time. See "Information About the Reorganization."

         For the reasons set forth below under "Information About the Reorganization -- Reasons for the Reorganization," the Board of Directors of First American, including all of the "non-interested" Directors, as that term is defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"), has concluded that the Reorganization would be in the best interests of the shareholders of the Intermediate Government Bond Fund and that the interests of Intermediate Term Income Fund's existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. Therefore, the Board of Directors has approved the Reorganization and has submitted the Plan for approval by Intermediate Government Bond Fund shareholders.

         The Board of Directors of First American has also concluded that the Reorganization would be in the best interests of the Intermediate Term Income Fund's existing shareholders and has therefore approved the Reorganization on behalf of the Intermediate Term Income Fund.

            Approval of the Plan and Reorganization will require the affirmative vote of a majority of the outstanding shares of each class of the Intermediate Government Bond Fund, voting as separate classes. Information concerning the voting rights of each Intermediate Government Bond Fund shareholder is set forth under "Voting Information" below. Directors and officers of First American and employees of SEI Investments Management Corporation, the administrator for the Intermediate Government Bond Fund, may, without cost to the Intermediate Government Bond Fund, solicit proxies for management of the Intermediate Government Bond Fund by means of mail, telephone, or personal calls. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses incurred in sending proxy soliciting materials on behalf of the Board of Directors to beneficial owners of Intermediate Government Bond Fund shares.

         In addition to the approval of the Plan and Reorganization by Intermediate Government Bond Fund shareholders, the consummation of the Reorganization is subject to certain other conditions. See "Information About the Reorganization -- Plan of Reorganization."

TAX CONSEQUENCES

         Prior to completion of the Reorganization, First American, on behalf of the Intermediate Government Bond Fund, will have received from counsel an opinion that, upon the Reorganization and the transfer of the assets of the Intermediate Government Bond Fund, no gain or loss will be recognized by the Intermediate Government Bond Fund or its shareholders for federal income tax purposes. The holding period and aggregate tax basis of Intermediate Term Income Fund shares that are received by each Intermediate Government Bond Fund shareholder will be the same as the holding period and aggregate tax basis of the Intermediate Government Bond Fund shares previously held by such shareholders. In addition, the holding period and tax basis of the assets of the Intermediate Government Bond Fund in the hands of the Intermediate Term Income Fund as a result of the Reorganization will be the same as in the hands of the Intermediate Government Bond Fund immediately prior to the Reorganization. See "Information About the Reorganization -- Federal Income Tax Consequences."

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

         First American, of which the Intermediate Government Bond Fund and the Intermediate Term Income Fund are separate series, is an open-end management investment company. The Intermediate Government Bond Fund and the Intermediate Term Income Fund are both diversified, open-end funds with identical investment objectives of providing investors with current income to the extent consistent with preservation of capital.

         The Funds attempt to achieve their investment objectives using different principal investment strategies. Specifically:

|_| Intermediate Government Bond Fund invests primarily in U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund invests only in securities which generate interest that is excluded from state taxable income. For example, the fund may invest in U.S. Treasury obligations and in obligations issued or guaranteed by the following:
     |_|  Farm Credit System Financial Assistance Corporation;
     |_|  Federal Home Loan Banks System;
     |_|  Student Loan Marketing Association; and
     |_|  Tennessee Valley Authority.

|_| Intermediate Term Income Fund, on the other hand, invests in investment grade debt securities, such as:
     |_| U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities;
     |_| mortgage- and asset-backed securities; and |_| fixed and floating rate corporate debt obligations.

         The Funds' investment objectives and principal strategies are described and compared in further detail herein under "Information about the Intermediate Government Bond Fund and the Intermediate Term Income Fund -- Comparison of Investment Objectives and Principal Strategies."

         The following table sets forth the comparative average annual total return for each class of the respective Funds for the periods indicated. Historic returns are not necessarily indicative of future results.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1998

                                Class A                              Class Y
                   -------------------------------------------------------------------------
                     Intermediate    Intermediate Term    Intermediate     Intermediate Term
                   Government Bond         Income        Government Bond         Income
                         Fund               Fund              Fund                Fund
                   -------------------------------------------------------------------------
One Year                 5.37%              5.62%             8.09%               8.20%
Five Years               5.48%              5.92%               N/A                 N/A
Ten Years                6.69%                N/A               N/A                 N/A
Since Inception (1)        N/A              6.11%             6.07%               6.47%

(1) Inception dates are December 14, 1992 and February 4, 1994, respectively, for Class A and Class Y of the Intermediate Term Income Fund and February 4, 1994 for Class Y of the Intermediate Government Bond Fund.

ADVISORY AND DISTRIBUTION FEES

         U.S. Bank National Association, acting through its First American Asset Management division, is the Funds' investment adviser (the "Adviser"). Each Fund pays the Adviser a monthly fee for providing investment advisory fees equal, on an annual basis, to 0.70% of the Fund's average daily net assets. Thus, contractual investment advisory fees will remain unchanged as a result of the Reorganization.

         Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay SEI Investments Distribution Co. (the "Distributor"), the distributor of each Fund's shares, an annual fee for the distribution and sale of its shares and for services provided to shareholders. For each Fund, this fee is equal to 0.25% of average daily net assets for Class A shares. Class Y shares are not subject to a Rule 12b-1 fee. Thus, Rule 12b-1 fees also will remain unchanged as a result of the Reorganization.

         During the fiscal year ended September 30, 1999, the Adviser and the Distributor waived fees so that total operating expenses did not exceed 0.70% for both the Class A and Class Y shares of Intermediate Government Bond Fund, and 0.85% and 0.70%, respectively, for the Class A and Class Y shares of Intermediate Term Income Fund. The Adviser and the Distributor have agreed to keep the waivers for Limited Term Income Fund in place through September 30, 2000. Waivers may be discontinued at any time thereafter. As a result of this difference in fee waivers, Class A shareholders of the Intermediate Government Bond Fund will be subject to slightly higher total operating expenses as a result of the proposed reorganization.

PRO FORMA FEES AND EXPENSES

         The following tables are intended to assist Intermediate Government Bond Fund shareholders of the respective classes in understanding the various costs and expenses (expressed as a percentage of average net assets) (i) that such shareholders currently bear as Intermediate Government Bond Fund shareholders; (ii) that shareholders of the Intermediate Term Income Fund currently bear; and (iii) that such shareholders can expect to bear as Intermediate Term Income Fund shareholders after the Reorganization is consummated. The following tables are as of September 30, 1998.

CLASS A SHARES FEES AND EXPENSES

                                            INTERMEDIATE  INTERMEDIATE
                                             GOVERNMENT       TERM
                                                BOND         INCOME
                                                FUND           FUND    PRO FORMA

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum sales load imposed on purchases
(as a percentage of offering  price)            2.50%          2.50%     2.50%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
Management fees (1)                             0.70%          0.70%     0.70%
Distribution and service (12b-1) fees (1)(2)    0.25%          0.25%     0.25%
Other expenses                                  0.17%          0.16%     0.16%
Total fund operating expenses (2)               1.12%          1.11%     1.11%

EXAMPLE
You would pay the following expenses on a $10,000 investment, assuming (i) a 5% annual return; and (ii) redemption at the end of each time period:

1 Year                                         $  361         $  360    $  360
3 Years                                           597            594       594
5 Years                                           851            846       846
10 Years                                        1,579          1,568     1,568

--------------------------

(1) Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge. See "Buying Shares" in the Retail Class Prospectus of the Limited Term Income Fund and the Adjustable Rate Securities Fund.

(2) "Other expenses" have been restated to reflect current fees and expenses. Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. See "Additional Information -- Financial Highlights." THE DISTRIBUTOR INTENDS TO LIMIT ITS 12b-1 FEE DURING THE CURRENT FISCAL YEAR TO 0.15% FOR THE INTERMEDIATE TERM INCOME FUND AND TO WAIVE ALL 12b-1 FEES FOR THE INTERMEDIATE GOVERNMENT BOND FUND. IN ADDITION, THE ADVISER INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.85% AND 0.70% FOR THE INTERMEDIATE TERM INCOME FUND AND THE INTERMEDIATE GOVERNMENT BOND FUND, RESPECTIVELY. AS A RESULT OF THIS DIFFERENCE IN FEE WAIVERS, CLASS A SHAREHOLDERS OF THE INTERMEDIATE GOVERNMENT BOND FUND WILL BE SUBJECT TO SLIGHTLY HIGHER TOTAL OPERATING EXPENSES AS A RESULT OF THE PROPOSED REORGANIZATION. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(3) Of this amount, 0.25% is designated as a shareholder servicing fee and none as a distribution fee.

CLASS Y SHARES FEES AND EXPENSES

                                            INTERMEDIATE  INTERMEDIATE
                                             GOVERNMENT       TERM
                                                BOND         INCOME
                                                FUND           FUND    PRO FORMA
SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum sales load imposed on purchases
(as a percentage of offering  price)             None           None      None
Maximum deferred sales charge (as a
percentage of net asset value at purchase or
redemption, whichever is less)                   None           None      None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
Management fees (1)                             0.70%          0.70%     0.70%
Distribution and service (12b-1) fees            None           None      None
Other expenses                                  0.17%          0.16%     0.16%
Total fund operating expenses (1)               0.87%          0.86%     0.86%

EXAMPLE
You would pay the following expenses on a $10,000 investment, assuming (i) a 5% annual return; and (ii) redemption at the end of each time period:

1 Year                                         $   89         $   88    $   88
3 Years                                           278            274       274
5 Years                                           482            477       477
10 Years                                        1,073          1,061     1,061

------------------------

(1) "Other expenses" have been restated to reflect current fees and expenses. Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. See "Additional Information -- Financial Highlights." THE ADVISER INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70% FOR THE INTERMEDIATE GOVERNMENT BOND FUND AND THE INTERMEDIATE TERM INCOME FUND. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

         Class A shares of the Intermediate Term Income Fund received by Intermediate Government Bond Fund shareholders in the Reorganization will be subject to the same purchase, exchange and redemption procedures that currently apply to Class A shares of the Intermediate Government Bond Fund. These procedures are discussed in the Retail Class Prospectus of the Intermediate Government Bond Fund and the Intermediate Term Income Fund which accompanies this Prospectus/Proxy Statement under the headings "Buying Shares," "Selling Shares" and "Managing Your Investment - Exchanging Shares."

         Class Y shares of the Intermediate Term Income Fund received by Intermediate Government Bond Fund shareholders in the Reorganization will be subject to the same purchase, exchange and redemption procedures that currently apply to Class Y shares of the Intermediate Government Bond Fund. These procedures are discussed in the Institutional Class Prospectus of the Intermediate Government Bond Fund and the Intermediate Term Income Fund which accompanies this Prospectus/Proxy Statement under the heading "Buying Shares and Selling Shares."

         The Plan provides that if Class A shares of the Intermediate Term Income Fund are distributed in the Reorganization to former holders of Class A shares of the Intermediate Government Bond Fund with respect to which the front-end sales charge was waived due to a purchase of $1 million or more, the Intermediate Term Income Fund will give credit for the period during which the holder thereof held such Intermediate Government Bond Fund shares in determining whether a deferred sales charge is payable upon the sale of such Class A shares of the Intermediate Term Income Fund.

DIVIDENDS AND DISTRIBUTIONS

         Dividends are declared and paid monthly with respect to both the Intermediate Government Bond Fund and the Intermediate Term Income Fund. Distributions of any net realized capital gains are made at least once every twelve months with respect to both Funds. Dividends and distributions for each Fund are automatically reinvested in additional shares of the Fund unless cash payments are requested by contacting the Fund.

SHAREHOLDER VOTING RIGHTS

         Each Fund issues Class A and Class Y shares. Class A and Class Y shares within a Fund vote together as a single class on most issues, such as election of directors, and as separate classes on issues that affect only a particular class, such as Rule 12b-1 distribution plans.

                                  RISK FACTORS

         Because the Funds have identical investment objectives and invest primarily in debt securities, the risks of investing in the Funds are similar. Principal risks of investing in each Fund are interest rate risk, income risk, credit risk, call risk and the risks of dollar roll transactions. Intermediate Term Income Fund is also subject to foreign security risk, since it may invest up to 15% of its total assets in foreign securities payable in U.S. dollars, and to the risks of investing in mortgage- and asset-backed securities. Each of these risks is discussed below. The price and yield of each Fund will change daily due to changes in interest rates and other factors, which means you could lose money.

         INTEREST RATE RISK. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. One measure of interest rate risk is effective duration. Intermediate Government Bond Fund attempts to maintain an average effective duration for its portfolio securities of one to five years. Intermediate Term Income Fund attempts to maintain an average effective duration for its portfolio securities of two to six years. Effective duration measures how much the value of a security is expected to change with a given change in interest rates. Effective duration measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of funds which invest a significant portion of their assets in these securities can be greatly affected by changes in interest rates.

         INCOME RISK. Each Fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, a Fund generally will have to invest the proceeds from sales of its shares, as well as the proceeds from maturing portfolio securities in lower-yielding securities.

         CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the Fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the Fund to sell. Because Intermediate Government Bond Fund invests only in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, it may have somewhat less credit risk than Intermediate Term Income Fund, which invests in investment grade securities.

         CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. A Fund holding these bonds would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

         RISKS OF DOLLAR ROLL TRANSACTIONS. The use of dollar rolls could increase the volatility of a Fund's share price. It could also diminish a Fund's investment performance if the Adviser does not predict mortgage prepayments and interest rates correctly.

         RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Intermediate Term Income Fund invests in mortgage and asset-backed securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Intermediate Term Income Fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

         FOREIGN SECURITY RISK. Intermediate Term Income Fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

                      INFORMATION ABOUT THE REORGANIZATION

REASONS FOR THE REORGANIZATION

         The Board of Directors of First American, including all of the "non-interested" directors, has determined that it is advantageous to combine the Intermediate Government Bond Fund with the Intermediate Term Income Fund. As discussed in detail below under "Information About the

Intermediate Government Bond Fund and the Intermediate Term Income Fund," the Funds have identical investment objectives and similar investment strategies. The Funds also have the same investment adviser and the same distributor, custodian, transfer agent and auditors.

         The Board of Directors of First American has determined that the Reorganization is expected to provide certain benefits to the Intermediate Government Bond Fund and the Intermediate Term Income Fund and is in the best interests of each Fund and its respective shareholders. The Board of Directors has also determined that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganization. The Board considered, among other things, the following factors in making such determinations:

         1. The advantages which may be realized by the Intermediate Government Bond Fund and the Intermediate Term Income Fund, consisting of a potentially reduced expense ratio before waivers, economies of scale resulting from fund growth, and facilitation of portfolio management;

         2.       The tax-free nature of the proposed Reorganization;

         3. The terms and conditions of the Plan, including that (a) the exchange of Intermediate Government Bond Fund shares for Intermediate Term Income Fund shares will take place on a net asset value basis; and (b) no sales charge will be incurred by Intermediate Government Bond Fund shareholders in connection with their acquisition of Intermediate Term Income Fund shares in the Reorganization;

         4. The agreement of the Adviser to bear the costs associated with the proposed Reorganization;

         5. The fact that the advisory fee, Rule 12b-1 fees and sales charges would remain constant for Intermediate Government Bond Fund shareholders;

         6. The Intermediate Term Income Fund's agreements that in applying the 18 month 1% deferred sales charge on purchases of Class A shares with respect to which the front-end sales charge was waived, credit will be given for the period a former Intermediate Government Bond Fund shareholder who is subject to such a deferred sales charge held his or her shares; and

         7. The fact that potentially reduced expense ratio before waivers and economies of scale resulting from fund growth may offset the less advantageous total expense "cap" to be realized by holders of Class A Intermediate Government Bond Fund shares as a result of the proposed combination of Funds.

         The Board also considered the potential benefits to the Adviser which could result from the proposed Reorganization. The Board recognized that if the Adviser determines to waive advisory fees in the future, to the extent that the proposed Reorganization results in lower overall expense ratios before fee waivers, the combination of Funds would have the effect of decreasing the cost to the Adviser of providing such waivers. The Board also noted, however, that the

Adviser is not obligated to make any such waivers and that if such waivers are not made, former shareholders of the Intermediate Government Bond Fund and shareholders of the Intermediate Term Income Fund would benefit directly from any decreases in overall expense ratios and that, in any event, the proposed Reorganization is expected to provide other benefits to shareholders. The Board thus concluded that, despite these potential benefits to the Adviser, the factors noted in (1) through (7) above render the proposed Reorganization fair to and in the best interests of shareholders of the Intermediate Government Bond Fund and the Intermediate Term Income Fund.

PLAN OF REORGANIZATION

         The following summary of the proposed Plan and the Reorganization is qualified in its entirety by reference to the Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, as of the Effective Time, the Intermediate Term Income Fund will acquire all of the assets and assume all liabilities of the Intermediate Government Bond Fund in exchange for Intermediate Term Income Fund shares having an aggregate net asset value equal to the aggregate value of the assets acquired (less liabilities assumed) from the Intermediate Government Bond Fund. The Intermediate Government Bond Fund and the Intermediate Term Income Fund are separate series of shares within First American, a single Maryland corporation. As a result, for corporate law purposes, the acquisition of assets, assumption of liabilities and exchange of shares is structured under the Plan as a reallocation of assets and liabilities from the Intermediate Government Bond Fund to the Intermediate Term Income Fund coupled with the issuance and exchange of Class A and Class Y Intermediate Term Income Fund shares in exchange for Class A and Class Y Intermediate Government Bond Fund shares, respectively. This reallocation of assets and liabilities and exchange of shares is accomplished under the Plan by amending the articles of incorporation of First American in the manner set forth in the amendment to First American's articles of incorporation included as Exhibit 1 to the Plan attached hereto as Exhibit A.

         Pursuant to the Plan, each holder of Class A or Class Y shares of the Intermediate Government Bond Fund will receive, at the Effective Time, Class A or Class Y shares of the Intermediate Term Income Fund, as applicable, with an aggregate net asset value equal to the aggregate net asset value of the Intermediate Government Bond Fund shares owned by such shareholder immediately prior to the Effective Time. At the Effective Time, the Intermediate Term Income Fund will issue and distribute, at the direction of the Intermediate Government Bond Fund's Board of Directors, to the Intermediate Government Bond Fund's shareholders of record, determined as of the Effective Time, the Intermediate Term Income Fund Shares issued in exchange for the Intermediate Government Bond Fund Shares as described above. Thereafter, no additional shares representing interests in the Intermediate Government Bond Fund will be issued, and the Intermediate Government Bond Fund will be deemed to be liquidated.

         Under the Plan, the net asset value per share of the Intermediate Government Bond Fund's and the Intermediate Term Income Fund's Class A and Class Y shares will be computed as of the Effective Time using the valuation procedures set forth in First American's amended and restated articles of incorporation and bylaws and then current Intermediate Government Bond Fund's and the Intermediate Term Income Fund's Prospectuses and Statement of

Additional Information and as may be required by the Investment Company Act. The distribution of Intermediate Term Income Fund shares to former Intermediate Government Bond Fund shareholders described above will be accomplished by the establishment of accounts on the share records of the Intermediate Term Income Fund in the names of Intermediate Government Bond Fund shareholders, each representing the respective classes and numbers of full and fractional Intermediate Term Income Fund shares due such shareholders.

         The Plan provides that no sales charges will be incurred by Intermediate Government Bond Fund shareholders in connection with the acquisition by them of Intermediate Term Income Fund shares pursuant thereto. The Plan provides that if Class A shares of the Intermediate Term Income Fund are distributed in the Reorganization to former holders of Class A shares of the Intermediate Government Bond Fund with respect to which the front-end sales charge was waived due to a purchase of $1 million or more, the Intermediate Term Income Fund will give credit for the period during which the holder thereof held such Intermediate Government Bond Fund shares in determining whether a deferred sales charge is payable upon the sale of such Class A shares of the Intermediate Term Income Fund.

         The Intermediate Government Bond Fund contemplates that it will make a distribution, immediately prior to the Effective Time, of all of its net income and net realized capital gains, if any, not previously distributed. This distribution will be taxable to Intermediate Government Bond Fund shareholders subject to taxation.

         The consummation of the Reorganization is subject to the conditions set forth in the Plan, including, among others: (i) approval of the Plan, which includes the related amendment of First American's articles of incorporation attached to the Plan, by the shareholders of the Intermediate Government Bond Fund; (ii) the delivery of the opinion of counsel described below under "-- Federal Income Tax Consequences;" (iii) the accuracy as of the Effective Time of the representations and warranties made by the Intermediate Government Bond Fund and the Intermediate Term Income Fund in the Plan; and (iv) the delivery of customary closing certificates. See the Plan attached hereto as Exhibit A for a complete listing of the conditions to the consummation of the Reorganization. The Plan may be terminated and the Reorganization abandoned at any time prior to the Effective Time, before or after approval by shareholders of the Intermediate Government Bond Fund, by resolution of the Board of Directors of First American, if circumstances should develop that, in the opinion of the Board, make proceeding with the consummation of the Plan and Reorganization not in the best interests of either Fund's shareholders. The Plan provides that the Adviser will pay all expenses incurred in connection with the Reorganization, and neither Fund will be liable for such expenses.

         Approval of the Plan will require the affirmative vote of a majority of the outstanding shares of each class of the Intermediate Government Bond Fund, voting as separate classes. Approval of the Plan by Intermediate Government Bond Fund shareholders will be deemed approval of the amendment to the amended and restated articles of incorporation of First American attached to the Plan. If the Plan is not approved, the Board of Directors of First American will consider other possible courses of action. Intermediate Government Bond Fund shareholders are not entitled to assert dissenters' rights of appraisal in connection with the Plan or Reorganization. See "Voting Information -- No Dissenters' Rights of Appraisal" below.

DESCRIPTION OF INTERMEDIATE TERM INCOME FUND SHARES

         The Class A and Class Y shares of the Intermediate Term Income Fund issued in the Reorganization will represent shares of common stock, $.0001 par value, in the Intermediate Term Income Fund, which is an open-end mutual fund and a series of First American. First American is an open-end management investment company incorporated under the laws of the State of Maryland. Each share of the Intermediate Term Income Fund issued in the Reorganization will be fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Intermediate Term Income Fund have no preemptive or conversion rights.

         Each share of the Intermediate Term Income Fund has one vote. On some issues, such as the election of directors, all shares of all series of First American vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular series or class within a series, the shares of that series or class will vote as a separate series or class. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a series or to approve, disapprove or alter a distribution plan pertaining to a class.

         Under the laws of the State of Maryland and First American's articles of incorporation, First American is not required to hold shareholder meetings unless they (i) are required by the Investment Company Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of First American.

FEDERAL INCOME TAX CONSEQUENCES

         It is intended that the exchange of Intermediate Term Income Fund shares for the Intermediate Government Bond Fund's net assets and the distribution of such shares to the Intermediate Government Bond Fund's shareholders upon liquidation of the Intermediate Government Bond Fund will be treated as a tax-free reorganization under the Code and that, for federal income tax purposes, no income, gain or loss will be recognized by the Intermediate Government Bond Fund's shareholders (except that the Intermediate Government Bond Fund contemplates that it will make a distribution, immediately prior to the Effective Time, of all of its net income and net realized capital gains, if any, not previously distributed, and this distribution will be taxable to Intermediate Government Bond Fund shareholders subject to taxation). First American has not asked, nor does it plan to ask, the Internal Revenue Service to rule on the tax consequences of the Reorganization.

         As a condition to the closing of the Reorganization, the two Funds will receive an opinion from Dorsey & Whitney LLP, counsel to the Funds, based in part on certain representations to be furnished by each Fund and their Adviser, substantially to the effect that the federal income tax consequences of the Reorganization will be as follows:

         (i) the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and the Intermediate Term Income Fund and the Intermediate Government Bond Fund each will qualify as a party to the Reorganization under Section 368(b) of the Code;

         (ii) Intermediate Government Bond Fund shareholders will recognize no income, gain or loss upon receipt, pursuant to the Reorganization, of Intermediate Term Income Fund shares. Intermediate Government Bond Fund shareholders subject to taxation will recognize income upon receipt of any net investment income or net capital gains of the Intermediate Government Bond Fund which are distributed by the Intermediate Government Bond Fund prior to the Effective Time;

         (iii) the tax basis of the Intermediate Term Income Fund shares received by each Intermediate Government Bond Fund shareholder pursuant to the Reorganization will be equal to the tax basis of the Intermediate Government Bond Fund shares exchanged therefor;

         (iv) the holding period of the Intermediate Term Income Fund shares received by each Intermediate Government Bond Fund shareholder pursuant to the Reorganization will include the period during which the Intermediate Government Bond Fund shareholder held the Intermediate Government Bond Fund shares exchanged therefor, provided that the Intermediate Government Bond Fund shares were held as a capital asset at the Effective Time;

         (v) the Intermediate Government Bond Fund will recognize no income, gain or loss by reason of the Reorganization;

         (vi) the Intermediate Term Income Fund will recognize no income, gain or loss by reason of the Reorganization;

         (vii) the tax basis of the assets received by the Intermediate Term Income Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Intermediate Government Bond Fund as of the Effective Time;

         (viii) the holding period of the assets received by the Intermediate Term Income Fund pursuant to the Reorganization will include the period during which such assets were held by the Intermediate Government Bond Fund; and

         (ix) the Intermediate Term Income Fund will succeed to and take into account the earnings and profits, or deficit in earnings and profits, of the Intermediate Government Bond Fund as of the Effective Time.

         Shareholders of the Intermediate Government Bond Fund should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion only relates to the federal income tax consequences of the Reorganization, shareholders of the Intermediate Government Bond Fund should consult their tax advisors as to state and local tax consequences, if any, of the Reorganization.

RECOMMENDATION AND VOTE REQUIRED

         The Board of Directors of First American, including the "non-interested" directors, recommends that shareholders of the Intermediate Government Bond Fund approve the Plan. Approval of the Plan will require the affirmative vote of a majority of the outstanding shares of each class of the Intermediate Government Bond Fund, voting as separate classes. Approval of the Plan by Intermediate Government Bond Fund shareholders will be deemed approval of the amendment to the amended and restated articles of incorporation of First American attached to the Plan.

             INFORMATION ABOUT THE INTERMEDIATE GOVERNMENT BOND FUND
                      AND THE INTERMEDIATE TERM INCOME FUND

         Information concerning the Intermediate Term Income Fund and the Intermediate Government Bond Fund is incorporated herein by reference from the current Retail Class Prospectus and the current Institutional Class Prospectus, each related to both the Intermediate Term Income Fund and the Intermediate Government Bond Fund and dated February 1, 1999, accompanying this Prospectus/Proxy Statement and forming part of the Registration Statement of First American on Form N-1A which has been filed with the Commission.

            The Intermediate Term Income Fund, the Intermediate Government Bond Fund and First American are subject to the informational requirements of the Securities Exchange Act of 1934 (the "Exchange Act") and in accordance therewith file reports and other information including proxy materials, reports and charter documents with the Commission. These proxy materials, reports and other information filed by the Intermediate Term Income Fund, the Intermediate Government Bond Fund and First American can be inspected and copies obtained at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the New York Regional Office of the Commission at Seven World Trade Center, 13th Floor, New York, New York 10048. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The

Commission maintains a website that contains reports, proxy and information statements and other information regarding registrants that file electronically with the Commission; the address of this site is http://www.sec.gov.

                     COMPARISON OF INVESTMENT OBJECTIVES AND
                         PRICIPAL INVESTMENT STRATEGIES

The Intermediate Government Bond Fund and the Intermediate Term Income Fund are both diversified, open-end funds with identical investment objectives of providing investors with current income to the extent consistent with the preservation of capital. However, there are significant differences in the principal investment strategies the Funds use in attempting to achieve these objectives.

         In attempting to achieve its objective, Intermediate Government Bond Fund invests primarily in U.S. government securities, which are securities issued or guaranteed by the U.s. government or its agencies or instrumentalities. The Fund invests only in securities which generate interest that is excluded from state taxable income. For example, the Fund may invest in U.S. Treasury obligations and in obligations issued or guaranteed by the following:

|_|      Farm Credit System Financial Assistance Corporation;
|_|      Federal Home Loan Banks System;
|_|      Student Loan Marketing Association; and
|_|      Tennessee Valley Authority.

         Intermediate Term Income Fund attempts to achieve its objective by investing primarily in investment grade debt securities such as:

|_|      U.S. government securities, including zero coupon securities;
|_|      Mortgage- and asset-backed securities; and
|_|      Fixed and floating rate corporate debt obligations.

         The securities must be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the Adviser. At least 65% of Intermediate Term Income Fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the Fund's assets.

         The Funds also have slightly different targeted average effective durations. Under normal market conditions, Intermediate Government Bond Fund and Intermediate Term Income Fund attempt to maintain average effective duration for their portfolio securities of one to five years and two to six years, respectively. However, as of September 30, 1999, average effective durations of the Funds were nearly identical, at 3.1 years for Intermediate Government Bond Fund and 3.3 years for Intermediate Term Income Fund. Each Fund attempts to maintain a weighted average maturity for its portfolio securities of two to seven years.

         The Funds also have different strategies regarding investments in foreign securities. Up to 15% of Intermediate Term Income Fund's total assets may be invested in foreign securities payable in U.S. dollars. Intermediate Government Bond Fund does not invest in foreign securities.

         Other than the differences in investment strategies noted above, the Funds have the same principal investment strategies. These include the following:

|_| Each Fund may invest up to 25% of its total assets in dollar roll transactions. In a dollar roll transaction, a Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

|_| Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

|_| Fund managers for each Fund select securities using a "top-down" approach, which begins with the formation of their general economic outlook. Following this:

     |_| Intermediate Term Income Fund managers analyze and select for investment various sectors and industries and then choose individual securities within these sectors or industries.

     |_| Intermediate Government Bond Fund managers determine the allocation of assets between Treasury and agency or instrumentality securities and then select individual securities.

         For a complete discussion of the investment objectives and strategies of the respective Funds, see the Retail Class Prospectus and the Institutional Class Prospectus accompanying this Prospectus/Proxy Statement and the Statement of Additional Information referred to under "Incorporation by Reference."

CAPITALIZATION

         The following table shows the capitalization of the Intermediate Government Bond Fund and of the Intermediate Term Income Fund as of March 31, 1999 and on a pro forma basis as of that date, giving effect to the proposed
Reorganization:

                     (In thousands, except per share values)

                                            INTERMEDIATE  INTERMEDIATE
                                             GOVERNMENT       TERM
                                                BOND         INCOME
                                                FUND           FUND    PRO FORMA
CLASS A SHARES
Net assets                                     $5,190        $39,803     $44,993
Net asset value per share                       $9.37         $10.02      $10.02
Shares outstanding                                554          3,971       4,489

CLASS Y SHARES
Net assets                                   $199,706       $390,495    $590,201
Net asset value per share                       $9.36         $10.00      $10.00
Shares outstanding                             21,346         39,050      59,021


                               VOTING INFORMATION

GENERAL

         This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Directors of First American to be used at the Meeting of Intermediate Government Bond Fund shareholders to be held at 10:00 a.m., Eastern Time, on January 14, 2000, at the offices of SEI Investments Company, Oaks, Pennsylvania and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of Special Meeting and a proxy card, is first being mailed to shareholders of the Intermediate Government Bond Fund on or about November 29, 1999. Only shareholders of record as of the close of business on November 17, 1999 (the "Record Date") will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. If the enclosed form of proxy is properly executed and returned on time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted "for" the proposed Plan and Reorganization. A proxy may be revoked by giving written notice, in person or by mail, of revocation before the Meeting to First American at its principal executive offices, Oaks, Pennsylvania 19456, or by properly executing and submitting a later-dated proxy, or by voting in person at the Meeting.

         If a shareholder executes and returns a proxy but abstains from voting, the shares held by such shareholder will be deemed present at the Meeting for purposes of determining a quorum and will be included in determining the total number of votes cast. If a proxy is received from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Intermediate Government Bond Fund shares (i.e., a broker "non-vote"), the shares represented by such proxy will not be considered present at the Meeting for purposes of determining a quorum and will not be included in determining the number of votes cast. Brokers and nominees will not have discretionary authority to vote shares for which instructions are not received from the beneficial owner.

         Approval of the Plan and Reorganization will require the affirmative vote described above under "Information About the Reorganization -- Recommendation and Vote Required."

         As of October 15, 1999, (i) the Intermediate Government Bond Fund had the following numbers of shares outstanding and entitled to vote at the Meeting:
Class A, 580,947.200 shares and Class Y, 17,650,837.242 shares; (ii) the Intermediate Term Income Fund had the following numbers of shares outstanding:
Class A, 3,469,681.843 shares and Class Y, 35,470,345.517
shares; and (iii) the directors and officers of the respective Funds as a group owned less than one percent of the outstanding shares of either Fund or any class thereof. The following table sets forth information concerning those persons known by the respective Funds to own of record or beneficially more than 5% of the outstanding shares of either Fund or any class thereof (including 25% holders) as of such date:

                                                                      PERCENTAGE
NAME AND ADDRESS                                NUMBER AND CLASS      OWNERSHIP
OF HOLDER                                       OF SHARES OWNED       OF CLASS

INTERMEDIATE GOVERNMENT BOND FUND:

U.S. Bancorp Investments, Inc.                  59,107.332            11.62%
FBO Janice Gardner Foundation                   Class A *
100 South Fifth Street, Suite 1400
Minneapolis, MN 55402

Manufacturers Mineral Co. Inc.                  27,254,329            5.36%
1215 Monster Road SW                            Class A *
Renton, WA 98055

Bear Stearns Securities Corp.                   30,000.225            5.90%
1 Metrotech Center North                        Class A *
Brooklyn NY 11201

Donaldson Lufkin Jenrette Securities Corp       25,497.034            5.01%
PO Box 2052                                     Class A *
Jersey City, NJ 07303

INTERMEDIATE TERM INCOME FUND:

U.S. Bancorp Investments, Inc.                  1,856,471.050         5.21%
FBO Moderate Balanced Portfolio                 Class Y *
3900 U.S. Bancorp Tower
Portland, OR 97204



*     Record Ownership Only.

         Proxies are solicited by mail. Additional solicitations may be made by telephone or personal contact by officers or employees of the Distributor and its affiliates. The cost of solicitation will be born by the Adviser.

         In the event that sufficient votes to approve the Plan and Reorganization are not received by the date set for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting for up to 120 days to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require the affirmative vote of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders.

INTERESTS OF CERTAIN PERSONS

         The following receive payments from the Intermediate Government Bond Fund and the Intermediate Term Income Fund for services rendered pursuant to contractual arrangements with each of the Funds: U.S. Bank National Association, as the Adviser of each Fund, receives payments for its investment advisory and management services; SEI Investments Distribution Co., as the Distributor for each Fund, receives payments for providing distribution services; SEI Investments Management Corporation, in its capacity as the Administrator for each Fund, receives payments for providing shareholder servicing, legal and accounting and other administrative personnel and services, a portion of which is paid to U.S. Bank as the Sub Administrator; DST Systems, Inc., in its capacity as transfer and dividend disbursing agent for each Fund, receives payments for providing transfer agency and dividend disbursing services, a portion of which is paid to U.S. Bank as the Sub Transfer Agent for certain accounts; and U.S. Bank as the Custodian of each Fund, receives payments for providing custodial services for each Fund, and may also act as securities lending agent in connection with the Funds' securities lending transactions and receive, as compensation for such services, fees based on a percentage of the Funds' income from such securities lending transactions.


NO DISSENTERS' RIGHTS OF APPRAISAL

         Under the Maryland General Corporation Law and the Investment Company Act, Intermediate Government Bond Fund shareholders are not entitled to assert dissenters' rights of appraisal in connection with the Plan or Reorganization.

                        FINANCIAL STATEMENTS AND EXPERTS

         KPMG LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, acted as the Funds' independent auditors, providing audit services including audits of the annual financial statements and assistance and consultation in connection with the SEC filings for the fiscal periods ended on or before September 30, 1998. First American's Board of Directors, upon recommendation of its Audit Committee, dismissed KPMG effective upon completion of the audit of the annual financial statements for the fiscal period ended on September 30, 1998. KPMG's report on the financial statements for the past two fiscal years contained an unqualified opinion, and there was no disagreement with KPMG on any matter of accounting principles, financial statement disclosure or auditing scope or procedure.

         Ernst & Young LLP, 1400 Pillsbury Center, Minneapolis, Minnesota 55402, serves as the Funds' independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the year ended September 30, 1999.

         The audited statement of net assets of the Intermediate Term Income Fund and the Intermediate Government Bond Fund as of September 30, 1998, and the related statement of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended and the financial highlights for the periods indicated therein, as included in the Statement of Additional Information of First American dated February 1, 1999, have been incorporated by reference into this Prospectus/Proxy Statement in reliance on the report of KPMG LLP, independent auditors for First American Investment Funds, Inc., given on the authority of such firm as experts in accounting and auditing. In addition, the unaudited financial statements for the Intermediate Term Income Fund and the Intermediate Government Bond Fund for the six-month period ending March 31, 1999, as included in the

Semi-Annual Report of First American for the six-month period ending March 31, 1999, are incorporated herein by reference.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of the shares of the Intermediate Term Income Fund to be issued in the Reorganization will be passed upon by Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402.

                                    EXHIBIT A


                      AGREEMENT AND PLAN OF REORGANIZATION

                 INTERMEDIATE TERM INCOME FUND AND INTERMEDIATE
                              GOVERNMENT BOND FUND

                      AGREEMENT AND PLAN OF REORGANIZATION

                        INTERMEDIATE TERM INCOME FUND AND
                        INTERMEDIATE GOVERNMENT BOND FUND

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of ________________, 1999, by and between Class I (also known as "Intermediate Term Income Fund") (the "Acquiring Fund") of First American Investment Funds, Inc., a Maryland corporation ("FAIF"), and Class A (also known as "Intermediate Government Bond Fund") (the "Acquired Fund") of FAIF. The shares of the Acquiring Fund and the Acquired Fund designated in FAIF's amended and restated articles of incorporation, as supplemented by articles supplementary thereto filed through the date hereof, are referred to herein by the names set forth in Article V, Section 3 of FAIF's bylaws, as follows:

Designation in Articles of Incorporation
or Articles Supplementary                   Name Assigned in Bylaws
----------------------------------------    ------------------------------------

Class I Common Shares                       Intermediate Term Income Fund,
                                            Retail Class or Class A
Class I, Series 2 Common Shares             Intermediate Term Income Fund,
                                            Institutional Class or Class Y
Class I, Series 3 Common Shares             Intermediate Term Income Fund,
                                            CDSC Class or Class B
Class I, Series 4 Common Shares             Intermediate Term Income Fund,
                                            Class C

Class A Common Shares                       Intermediate Government Bond
                                            Fund, Retail Class or Class A
Class A, Series 2 Common Shares             Intermediate Government Bond
                                            Fund, Institutional Class or Class Y
Class A, Series 3 Common Shares             Intermediate Government Bond
                                            Fund, CDSC Class or Class B
Class A, Series 4 Common Shares             Intermediate Government Bond
                                            Fund, Class C

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation pursuant to Sections 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the consolidation of the Acquired Fund with and into the Acquiring Fund by means of the exchange of shares of common stock, par value $.0001 per share, of the Acquiring Fund (the" Acquiring Fund Shares"), having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund, for all of the issued and outstanding shares of common stock, par value $.0001 per share, of the Acquired Fund (the "Acquired Fund Shares"), all upon the terms and conditions hereinafter set forth in this Agreement.

The exchange of Acquiring Fund Shares for Acquired Fund Shares will be effected pursuant to an amendment to FAIF's Articles of Incorporation in the form attached hereto as Exhibit 1 (the "Amendment") to be adopted in accordance with the Maryland General Corporation Law.

                                    RECITALS

         A. FAIF is a registered, open-end management investment company that offers its shares of common stock in multiple series (each of which series represents a separate and distinct portfolio of assets and liabilities).

         B. Each of the Acquiring Fund and the Acquired Fund series of FAIF offers Class A shares, Class B shares, Class C shares and Class Y shares.

         C. The Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest.

         D. The Board of Directors of FAIF has determined that the consolidation of the Acquired Fund with and into the Acquiring Fund by means of the exchange of Class A, Class B, Class C and Class Y Acquiring Fund Shares for all of the issued and outstanding Class A, Class B, Class C and Class Y Acquired Fund Shares, respectively, on the basis set forth herein is in the best interests of the Acquired Fund shareholders and the Acquiring Fund shareholders.

                                    AGREEMENT

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. EXCHANGE OF SHARES; REALLOCATION OF ASSETS AND LIABILITIES

         1.1 Subject to the requisite approval by the Acquired Fund shareholders and to the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund and the Acquiring Fund agree that at the Effective Time (as defined in Section 3.1), (a) each issued and outstanding Class A Acquired Fund Share shall be, without further action, exchanged for that number of Class A Acquiring Fund Shares calculated in accordance with Article 2 hereof and the Amendment; (b) each issued and outstanding Class B Acquired Fund Share shall be, without further action, exchanged for that number of Class B Acquiring Fund Shares calculated in accordance with Article 2 hereof and the Amendment; (c) each issued and outstanding Class C Acquired Fund Share shall be, without further action, exchanged for that number of Class C Acquiring Fund Shares calculated in accordance with Article 2 hereof and the Amendment; and (d) each issued and outstanding Class Y Acquired Fund Share shall be, without further action, exchanged for that number of Class Y Acquiring Fund Shares calculated in accordance with Article 2 hereof and the Amendment.

         1.2 (a) At the Effective Time, the assets and liabilities belonging to the Acquired Fund and its respective classes shall become, without further action, assets and liabilities belonging to the Acquiring Fund and its respective classes, all in accordance with Article IV, Section 1(d)(i) and (ii) of FAIF's amended and restated articles of incorporation. For purposes of the foregoing, the terms "assets belonging to" and "liabilities belonging to" have the meanings assigned to them in said Article IV, Section 1(d)(i) and (ii). Such assets belonging to the Acquired Fund to become assets belonging to the Acquiring Fund shall consist of all of Acquired Fund's property, including, but not limited to, all cash, securities, commodities and futures interests and dividends or interest receivable which are assets belonging to the Acquired Fund as of the Effective Time. All of said assets shall be set forth in detail in an unaudited statement of assets and liabilities of the Acquired Fund as of the Effective Time (the "Effective Time Statement"). The Effective Time Statement shall, with respect to the listing of the Acquired Fund's portfolio securities, detail the adjusted tax basis of such securities by lot, the respective holding periods of such securities and the current and accumulated earnings and profits of the Acquired Fund. The Effective Time Statement shall be prepared in accordance with generally accepted accounting principles (except for footnotes) consistently applied.

         (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's assets as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities prior to the Effective Time and to acquire additional securities in the ordinary course of its business.

         1.3 Pursuant to Section 1.2(a), at the Effective Time the liabilities, expenses, costs, charges and reserves (including, but not limited to, expenses incurred in the ordinary course of the Acquired Fund's operations, such as accounts payable relating to custodian and transfer agency fees, investment management and administrative fees, legal and audit fees, and expenses of state securities registration of the Acquired Fund's shares) as reflected in the Effective Time Statement shall become liabilities, expenses, costs, charges and reserves of the Acquiring Fund.

         1.4 At the Effective Time and pursuant to the plan of reorganization adopted herein, the Acquiring Fund will issue and distribute (as provided in Article 2) to the Acquired Fund or, at the direction of the Acquired Fund's Board of Directors, to the Acquired Fund's shareholders of record, determined as of the Effective Time (the "Acquired Fund Shareholders"), the Acquiring Fund Shares issued in exchange for the Acquired Fund Shares pursuant to Section 1.1 and Article 2. Thereafter, no additional shares representing interests in the Acquired Fund shall be issued, and the Acquired Fund shall be deemed to be liquidated. Such distribution shall be accomplished by the issuance of such Acquiring Fund Shares to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders representing the numbers and classes of Acquiring Fund Shares due each such shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although from and after the Effective Time share certificates representing interests in the Acquired Fund will represent those numbers and classes of Acquiring Fund Shares as determined in accordance with Article 2. Unless requested by Acquired Fund Shareholders, the Acquiring Fund will not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's Prospectuses and Statement of Additional Information (in effect as of the Effective Time), except that no sales charges will be incurred by the Acquired Fund Shareholders in connection with the acquisition by the Acquired Fund Shareholders of Acquiring Fund Shares pursuant to this Agreement.

         1.6 The Acquiring Fund agrees that in determining contingent deferred sales charges applicable to Class B or Class C shares issued by it in the Reorganization and, with respect to Class B shares, the date upon which such shares convert to Class A shares, it shall give credit for the period during which the holders thereof held the Class B or Class C shares of the Acquired Fund in exchange for which such Acquiring Fund shares were issued. In the event that Class A shares of the Acquiring Fund are distributed in the Reorganization to former holders of Class A shares of the Acquired Fund with respect to which the front-end sales charge was waived due to a purchase of $1 million or more, the Acquiring Fund agrees that in determining whether a deferred sales charge is payable upon the sale of such Class A shares of the Acquiring Fund it shall give credit for the period during which the holder thereof held such Acquired Fund shares.

         1.7 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. EXCHANGE RATIOS; VALUATION; ISSUANCE OF ACQUIRING FUND SHARES

         2.1 The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A shares, Class B shares, Class C shares and Class Y shares shall be computed as of the Effective Time using the valuation procedures set forth in FAIF's amended and restated articles of incorporation and bylaws and then-current Prospectuses and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

         2.2 (a) The total number of the Acquiring Fund's Class A shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Class A shares shall be determined as of the Effective Time by multiplying the number of the Acquired Fund's Class A shares outstanding immediately prior to the Effective Time times a fraction, the numerator of which is the net asset value per share of the Acquired Fund's Class A shares immediately prior to the Effective Time, and the denominator of which is the net asset value per share of the Acquiring Fund's Class A shares immediately prior to the Effective Time, each as determined pursuant to Section 2.1.

         (b) The total number of the Acquiring Fund's Class B shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Class B shares shall be determined as of the Effective Time by multiplying the number of the Acquired Fund's Class B shares outstanding immediately prior to the Effective Time times a fraction, the numerator of which is the net asset value per share of the Acquired Fund's Class B shares immediately prior to the Effective Time, and the denominator of which is the net asset value per share of the Acquiring Fund's Class B shares immediately prior to the Effective Time, each as determined pursuant to Section 2.1.

         (c) The total number of the Acquiring Fund's Class C shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Class C shares shall be determined as of the Effective Time by multiplying the number of the Acquired Fund's Class C shares outstanding immediately prior to the Effective Time times a fraction, the numerator of which is the net asset value per share of the Acquired Fund's Class C shares immediately prior to the Effective Time, and the denominator of which is the net asset value per share of the Acquiring Fund's Class C shares immediately prior to the Effective Time, each as determined pursuant to Section 2.1.

         (d) The total number of the Acquiring Fund's Class Y shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Class Y shares shall be determined as of the Effective Time by multiplying the number of the Acquired Fund's Class Y shares outstanding immediately prior to the Effective Time times a fraction, the numerator of which is the net asset value per share of the Acquired Fund's Class Y shares immediately prior to the Effective Time, and the denominator of which is the net asset value per share of the Acquiring Fund's Class Y shares immediately prior to the Effective Time, each as determined pursuant to Section 2.1.

         2.3 At the Effective Time, the Acquiring Fund shall issue and distribute to the Acquired Fund Shareholders of the respective classes pro rata within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund Shareholder immediately prior to the Effective Time bears to the total number of issued and outstanding Acquired Fund shares of the respective classes immediately prior to the Effective Time) the full and fractional Acquiring Fund Shares of the respective classes to be issued by the Acquiring Fund pursuant to Section 2.2. Accordingly, each Class A Acquired Fund Shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund Shareholder immediately prior to the Effective Time; each Class B Acquired Fund Shareholder shall receive, at the Effective Time, Class B Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class B Acquired Fund Shares owned by such Acquired Fund Shareholder immediately prior to the Effective Time; each Class C Acquired Fund Shareholder shall receive, at the Effective

Time, Class C Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class C Acquired Fund Shares owned by such Acquired Fund Shareholder immediately prior to the Effective Time; and each Class Y Acquired Fund Shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund Shareholder immediately prior to the Effective Time.

3. EFFECTIVE TIME OF CLOSING

         3.1 The closing of the transactions contemplated by this Agreement (the" Closing") shall occur as of the close of normal trading on the New York Stock Exchange (the "Exchange") (currently, 4:00 p.m. Eastern time) on the first day upon which the conditions to closing shall have been satisfied, or at such time on such later date as provided herein or as the parties otherwise may agree in writing (such time and date being referred to herein as the "Effective Time"). All acts taking place at the Closing shall be deemed to take place simultaneously as of the Effective Time unless otherwise agreed to by the parties. The Closing shall be held at the offices of U.S. Bank, 601 Second Avenue South, Minneapolis, Minnesota 55402, or at such other place as the parties may agree.

         3.2 The custodian for the Acquiring Fund (the "Custodian") shall deliver at the Closing a certificate of an authorized officer stating that it holds the Acquired Fund's portfolio securities, cash, and any other assets being allocated to the Acquiring Fund pursuant to this Agreement.

         3.3 In the event that the Effective Time occurs on a day on which (a) the Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Effective Time shall be postponed until the close of normal trading on the Exchange on the first business day when trading shall have been fully resumed and reporting shall have been restored.

         3.4 The Acquired Fund shall deliver at the Closing its certificate stating that the records maintained by its transfer agent (which shall be made available to the Acquiring Fund) contain the names and addresses of the Acquired Fund Shareholders and the number of outstanding Acquired Fund shares owned by each such shareholder as of the Effective Time. The Acquiring Fund shall certify at the Closing that the Acquiring Fund Shares required to be issued by it pursuant to this Agreement have been issued and delivered as required herein. At the Closing, each party shall deliver to the other such bills of sale, liability assumption agreements, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS, WARRANTIES AND COVENANTS

         4.1 The Acquired Fund represents, warrants and covenants to the Acquiring Fund as follows:

         (a) FAIF is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland;

         (b) FAIF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and of each series of shares offered by FAIF under the Securities Act of 1933, as amended (the "1933 Act"), is in full force and effect;

         (c) Shares of the Acquired Fund are registered in all jurisdictions in which they are required to be registered under applicable state securities laws and any other applicable laws, and said registrations, including any periodic reports or supplemental filings, are complete and current, and all fees required to be paid have been paid, and the Acquired Fund is in good standing, is not subject to any stop orders, and is fully qualified to sell its shares in any state in which its shares have been registered;

         (d) The Acquired Fund is not in violation, and the execution, delivery and performance of this Agreement will not result in a violation, of FAIF's amended and restated articles of incorporation or bylaws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound;

         (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquired Fund's knowledge, threatened against the Acquired Fund or any of its properties or assets. The Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (f) The statement of assets and liabilities of the Acquired Fund as of September 30, 1999 has been audited by Ernst & Young LLP, independent accountants, and is in accordance with generally accepted accounting principles consistently applied, and such statement (a copy of which has been furnished to the Acquiring Fund) presents fairly, in all material respects, the financial position of the Acquired Fund as of such date, and there are no known material contingent liabilities of the Acquired Fund as of such date not disclosed therein;

         (g) Since September 30, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, except as otherwise disclosed to the

Acquiring Fund. For the purposes of this paragraph (g), a decline in net asset value per share of the Acquired Fund, the discharge or incurrence of Acquired Fund liabilities in the ordinary course of business, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute such a material adverse change;

         (h) All material federal and other tax returns and reports of the Acquired Fund required by law to have been filed prior to the Effective Time shall have been filed and shall be correct, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently or shall be under audit and no assessment shall have been asserted with respect to such returns;

         (i) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, and the Acquired Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for its final, partial taxable year;

         (j) All issued and outstanding shares of the Acquired Fund are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the Effective Time, be held by the persons and in the amounts set forth in the records of the Acquired Fund, as provided in Section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, and there is not outstanding any security convertible into any of the Acquired Fund shares;

         (k) At the Effective Time, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be allocated to the Acquiring Fund pursuant to Section 1.2, and from and after the Effective Time the Acquiring Fund will have good and marketable title thereto, subject to no restrictions on the transfer thereof, including such restrictions as might arise under the 1933 Act other than as disclosed to the Acquiring Fund in the Effective Time Statement;

         (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action on the part of FAIF's Board of Directors, and, subject to the approval of the Acquired Fund Shareholders, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors' rights and to the application of equitable principles in any proceeding, whether at law or in equity;

         (m) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects;

         (n) All information pertaining to the Acquired Fund and its agents and affiliates and included in the Registration Statement referred to in Section 5.5 (or supplied by the Acquired Fund, its agents or affiliates for inclusion in said Registration Statement), on the effective date of said Registration Statement and up to and including the Effective Time, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading (other than as may timely be remedied by further appropriate disclosure);

         (o) Since September 30, 1999, there have been no material changes by the Acquired Fund in accounting methods, principles or practices, including those required by generally accepted accounting principles, except as disclosed in writing to the Acquiring Fund; and

         (p) The Effective Time Statement will be prepared in accordance with generally accepted accounting principles (except for footnotes) consistently applied and will present accurately the assets and liabilities of the Acquired Fund as of the Effective Time, and the values of the Acquired Fund's assets and liabilities to be set forth in the Effective Time Statement will be computed as of the Effective Time using the valuation procedures set forth in FAIF's amended and restated articles of incorporation and bylaws and the Acquired Fund's then-current Prospectuses and Statement of Additional Information and as may be required by the 1940 Act.

         4.2 The Acquiring Fund represents, warrants and covenants to the Acquired Fund as follows:

         (a) FAIF is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland;

         (b) FAIF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and of each series of shares offered by FAIF under the 1933 Act, is in full force and effect;

         (c) At or before the Effective Time, shares of the Acquiring Fund (including, but not limited to, the Acquiring Fund Shares) will be registered in all jurisdictions in which they will be required to be registered under applicable state securities laws and any other applicable laws (including, but not limited to, all jurisdictions necessary to effect the Reorganization), and said registrations, including any periodic reports or supplemental filings, will be complete and current, and all fees required to be paid will have been paid, and the Acquiring Fund will be in good standing, and will not be subject to any stop orders, and will be fully qualified to sell its shares in any state in which its shares will have been registered;

         (d) The Prospectuses and Statement of Additional Information of the Acquiring Fund, as of the date hereof and up to and including the Effective Time, conform and will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) The Acquiring Fund is not in violation, and the execution, delivery and performance of this Agreement will not result in a violation, of FAIF's amended and restated articles of incorporation or bylaws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound;

         (f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund's knowledge, threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (g) The statement of assets and liabilities of the Acquiring Fund as of September 30, 1999 has been audited by Ernst & Young LLP, independent accountants, and is in accordance with generally accepted accounting principles consistently applied, and such statement (a copy of which has been furnished to the Acquired Fund) presents fairly, in all material respects, the financial position of the Acquiring Fund as of such date, and there are no known material contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

         (h) Since September 30, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, except as otherwise disclosed to the Acquired Fund. For the purposes of this paragraph
(h), a decline in net asset value per share of the Acquiring Fund, the discharge or incurrence of Acquiring Fund liabilities in the ordinary course of business, or the redemption of Acquiring Fund Shares by Acquiring Fund shareholders shall not constitute a material adverse change;

         (i) All material federal and other tax returns and reports of the Acquiring Fund required by law to have been filed prior to the Effective Time shall have been filed and shall be correct, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently or shall be under audit and no assessment shall have been asserted with respect to such returns;

         (j) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, and the Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company in the current and future years;

         (k) All issued and outstanding shares of the Acquiring Fund are, and at Effective Time will be, duly and validly issued and outstanding, fully paid and non-assessable;

         (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, at the Effective Time will have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares and will be fully paid and non-assessable;

         (m) The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, and there is not outstanding any security convertible into any of the Acquiring Fund Shares (other than Class B shares which automatically convert to Class A shares after a specified period);

         (n) At the Effective Time, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets;

         (o) Since September 30, 1999, there have been no material changes by the Acquiring Fund in accounting methods, principles or practices, including those required by generally accepted accounting principles, except as disclosed in writing to the Acquired Fund;

         (p) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action on the part of the Board of Directors of FAIF, as issuer of the Acquiring Fund Shares, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors' rights and to the application of equitable principles in any proceeding, whether at law or in equity. Consummation of the transactions contemplated by this Agreement does not require the approval of the Acquiring Fund's shareholders;

         (q) The information to be furnished by the Acquiring Fund for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects;

         (r) Following the Reorganization, the Acquiring Fund shall determine its net asset value per share in accordance with the valuation procedures set forth in FAIF's amended and restated articles of incorporation and bylaws and the Acquiring Fund's Prospectuses and Statement of Additional Information (as the same may be amended from time to time) and as may be required by the 1940 Act; and

         (s) The Registration Statement referred to in Section 5.5, on its effective date and up to and including the Effective Time, will (i) conform in all material respects to the applicable requirements of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (other than as may timely be remedied by further appropriate disclosure); provided, however, that the representations and warranties in clause (ii) of this paragraph shall not apply to statements in (or omissions from) the Registration Statement concerning the Acquired Fund.

5. FURTHER COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

         5.1 Each of the Acquired Fund and the Acquiring Fund will operate its business in the ordinary course between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distributions that may be advisable (which may include distributions prior to the Effective Time of net income and/or net realized capital gains not previously distributed).

         5.2 The Acquired Fund will call a meeting of its shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

         5.4 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.5 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary with respect to the Acquired Fund and its agents and affiliates for the preparation of the Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act.

         5.6 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to conduct its operations after the Effective Time.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND. The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder at or before the Effective Time, and, in addition thereto, the following further conditions (any of which may be waived by the Acquired Fund, in its sole and absolute discretion):

         (a) All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at such time; and

         (b) The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Fund and dated as of the date of the Closing, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at the Effective Time, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND. The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder at or before the Effective Time and, in addition thereto, the following conditions (any of which may be waived by the Acquiring Fund, in its sole and absolute discretion):

         (a) All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at such time;

         (b) The Acquiring Fund shall have received, and certified as to its receipt of, the Effective Time Statement;

         (c) The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in its name by its President or a Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the date of the Closing, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

         (d) At or prior to the Effective Time, the Acquired Fund's investment adviser, or an affiliate thereof, shall have paid or agreed to pay the Acquired Fund an amount equal to the unamortized organizational expenses, if any, on the books of the Acquired Fund, and such unamortized organizational expenses shall not be reflected in the Effective Time Statement; and

         (e) At or prior to the Effective Time, the Acquired Fund's investment adviser, or an affiliate thereof, shall have reimbursed or agreed to reimburse the Acquired Fund by the amount, if any, that the expenses incurred by the Acquired Fund (or accrued up to the Effective Time) exceed any applicable contractual or state-imposed expense limitations.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND. The following shall constitute further conditions precedent to the consummation of the Reorganization:

         (a) This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of its amended and restated articles of incorporation and bylaws and applicable law, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this
Section 8(a);

         (b) FAIF shall have obtained such exemptive relief from the provisions of Section 17 of the 1940 Act as may, in the view of its counsel, be required in order to consummate the transactions contemplated hereby;

         (c) The Acquiring Fund's investment adviser shall have paid or agreed to pay the costs incurred by FAIF in connection with the Reorganization, including the fees and expenses associated with the preparation and filing of the application for exemptive relief referred to in Section 8(b) above and the Registration Statement referred to in Section 5.5 above, and the expenses of printing and mailing the prospectus/proxy statement, soliciting proxies and holding the shareholders meeting required to approve the transactions contemplated by this Agreement;

         (d) As of the Effective Time, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         (e) All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

         (f) The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

         (g) The parties shall have received the opinion of Dorsey & Whitney LLP addressed to the Acquired Fund and the Acquiring Fund, dated as of the date of the Closing, and based in part on certain representations to be furnished by the Acquired Fund, the Acquiring Fund, and their investment adviser and other service providers, substantially to the effect that:

                  (i) the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and the Acquiring Fund and the Acquired Fund each will qualify as a party to the Reorganization under Section 368(b) of the Code;

                  (ii) the Acquired Fund Shareholders will recognize no income, gain or loss upon receipt, pursuant to the Reorganization, of the Acquiring Fund Shares. Acquired Fund Shareholders subject to taxation will recognize income upon receipt of any net investment income or net capital gains of the Acquired Fund which are distributed by the Acquired Fund prior to the Effective Time;

                  (iii) the tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be equal to the tax basis of the Acquired Fund Shares exchanged therefor;

                  (iv) the holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will include the period during which the Acquired Fund Shareholder held the Acquired Fund Shares exchanged therefor, provided that the Acquired Fund shares were held as a capital asset at the Effective Time;

                  (v) the Acquired Fund will recognize no income, gain or loss by reason of the Reorganization;

                  (vi) the Acquiring Fund will recognize no income, gain or loss by reason of the Reorganization;

                  (vii) the tax basis of the assets received by the Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Acquired Fund as of the Effective Time;

                  (viii) the holding period of the assets received by the Acquiring Fund pursuant to the Reorganization will include the period during which such assets were held by the Acquired Fund; and

                  (ix) the Acquiring Fund will succeed to and take into account the earnings and profits, or deficit in earnings and profits, of the Acquired Fund as of the Effective Time; and

         (h) The Amendment shall have been filed in accordance with the applicable provisions of Maryland law.

9. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         9.1 The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         9.2 The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

10. TERMINATION. This Agreement and the transactions contemplated hereby may be terminated and abandoned by either party by resolution of FAIF's Board of Directors at any time prior to the Effective Time, if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interest of the shareholders of the Acquired Fund or the Acquiring Fund.

11. AMENDMENTS. This agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

12. NOTICES. Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered or mailed by registered mail, postage prepaid, addressed to the Acquiring Fund or the Acquired Fund, Oaks, Pennsylvania 19456, Attention:
President (with a copy to U.S. Bank, 601 Second Avenue South, Minneapolis, Minnesota 55402, Attention: Thomas A. Berreman).

13. HEADINGS; COUNTERPARTS; ASSIGNMENT; MISCELLANEOUS

         13.1 The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original and all of which together shall constitute one and the same agreement.

         13.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.4 The validity, interpretation and effect of this Agreement shall be governed exclusively by the laws of the State of Minnesota, without giving effect to the principles of conflict of laws thereof.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or a Vice President.

FIRST AMERICAN INVESTMENT FUNDS, INC.
on behalf of its
INTERMEDIATE GOVERNMENT BOND FUND


By
  ----------------------------------

Its
   ---------------------------------

FIRST AMERICAN INVESTMENT FUNDS, INC.
on behalf of its
INTERMEDIATE TERM INCOME FUND


By
  ----------------------------------

Its
   ---------------------------------

                EXHIBIT 1 TO AGREEMENT AND PLAN OF REORGANIZATION

                              ARTICLES OF AMENDMENT
                                       TO
                 AMENDED AND RESTATED ARTICLES OF INCORPORATION
                                       OF
                      FIRST AMERICAN INVESTMENT FUNDS, INC.





                                 [COPY ATTACHED]

                              ARTICLES OF AMENDMENT
                                       TO
                 AMENDED AND RESTATED ARTICLES OF INCORPORATION
                                       OF
                      FIRST AMERICAN INVESTMENT FUNDS, INC.

         The undersigned officer of First American Investment Funds, Inc. (the "Corporation"), a Maryland corporation, hereby certifies that the following amendments to the Corporation's Amended and Restated Articles of Incorporation have been advised by the Corporation's Board of Directors and approved by the Corporation's stockholders in the manner required by the Maryland General Corporation Law:

         WHEREAS, the Corporation is registered as an open end management investment company under the Investment Company Act of 1940 and offers its shares to the public in several classes, each of which represents a separate and distinct portfolio of assets; and

         WHEREAS, it is desirable and in the best interests of the holders of the Class A shares of the Corporation (also known as "Intermediate Government Bond Fund") that the assets belonging to such class be sold to a separate portfolio of the Corporation which is known as "Intermediate Term Income Fund" and which is represented by the Corporation's Class I shares, in exchange for shares of Intermediate Term Income Fund which are to be delivered to former Intermediate Government Bond Fund holders; and

         WHEREAS, Intermediate Government Bond Fund and Intermediate Term Income Fund have entered into an Agreement and Plan of Reorganization providing for the foregoing transactions; and

         WHEREAS, the Agreement and Plan of Reorganization requires that, in order to bind all holders of shares of Intermediate Government Bond Fund to the foregoing transactions, and in particular to bind such holders to the exchange of their Intermediate Government Bond Fund shares for Intermediate Term Income Fund shares, it is necessary to adopt an amendment to the Corporation's Amended and Restated Articles of Incorporation.

         NOW, THEREFORE, BE IT RESOLVED, that the Corporation's Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article IV(E) immediately following Article IV(D) thereof:

         ARTICLE IV(E). (a) For purposes of this Article IV(E), the following terms shall have the following meanings:

         "Corporation" means this corporation.

         "Acquired Fund" means the Corporation's Intermediate Government Bond Fund, which is represented by the Corporation's Class A shares.

         "Class A Acquired Fund Shares" means the Corporation's Class A Common Shares.

         "Class Y Acquired Fund Shares" means the Corporation's Class A, Series 2 Common Shares.

         "Class B Acquired Fund Shares" means the Corporation's Class A, Series 3 Common Shares.

         "Class C Acquired Fund Shares" means the Corporation's Class A, Series 4 Common Shares.

         "Acquiring Fund" means the Corporation's Intermediate Term Income Fund, which is represented by the Corporation's Class I shares.

         "Class A Acquiring Fund Shares" means the Corporation's Class I Common Shares.

         "Class Y Acquiring Fund Shares" means the Corporation's Class I, Series 2 Common Shares.

         "Class B Acquiring Fund Shares" means the Corporation's Class I, Series 3 Common Shares.

         "Class C Acquiring Fund Shares" means the Corporation's Class I, Series 4 Common Shares.

         "Effective Time" means 4:00 p.m. Eastern time on the date upon which these Articles of Amendment are filed with the Maryland State Department of Assessments and Taxation.

         (b) At the Effective Time, the assets belonging to the Acquired Fund, the liabilities belonging to the Acquired Fund, and the General Assets and General Liabilities allocated to the Acquired Fund, shall become, without further action, assets belonging to the Acquiring Fund, liabilities belonging to the Acquiring Fund, and General Assets and General Liabilities allocated to the Acquiring Fund. For purposes of the foregoing, the terms "assets belonging to," "liabilities belonging to," "General Assets" and "General Liabilities" have the meanings assigned to them in Article IV, Section 1(d)(i) and (ii) of the Corporation's Amended and Restated Articles of Incorporation.

         (c) At the Effective Time, each issued and outstanding Acquired Fund share shall be, without further action, exchanged for those numbers and classes of Acquiring Fund shares calculated in accordance with paragraph (d) below.

         (d) The numbers of Class A, Class B, Class C and Class Y Acquiring Fund Shares to be issued in exchange for the Class A, Class B, Class C and Class Y Acquired Fund Shares shall be determined as follows:

         (1) The net asset value per share of the Acquired Fund's and the Acquiring Fund's Class A Shares, Class B Shares, Class C and Class Y Shares shall be computed as of the Effective Time using the valuation procedures set forth in the Corporation's articles of incorporation and bylaws and then-current Prospectuses and Statement of Additional Information and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act").

         (2) The total number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Class A Acquired Fund Shares shall be determined as of the Effective Time by multiplying the number of Class A Acquired Fund Shares outstanding immediately prior to the Effective Time times a fraction, the numerator of which is the net asset value per share of Class A Acquired Fund Shares immediately prior to the Effective Time, and the denominator of which is the net asset value per share of the Class A Acquiring Fund Shares immediately prior to the Effective Time, each as determined pursuant to (1) above.

         (3) The total number of Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Class B Acquired Fund Shares shall be determined as of the Effective Time by multiplying the number of Class B Acquired Fund Shares outstanding immediately prior to the Effective Time times a fraction, the numerator of which is the net asset value per share of Class B Acquired Fund Shares immediately prior to the Effective Time, and the denominator of which is the net asset value per share of the Class B Acquiring Fund Shares immediately prior to the Effective Time, each as determined pursuant to (1) above.

         (4) The total number of Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Class C Acquired Fund Shares shall be determined as of the Effective Time by multiplying the number of Class C Acquired Fund Shares outstanding immediately prior to the Effective Time times a fraction, the numerator of which is the net asset value per share of Class C Acquired Fund Shares immediately prior to the Effective Time, and the denominator of which is the net asset value per share of the Class C Acquiring Fund Shares immediately prior to the Effective Time, each as determined pursuant to (1) above.

         (5) The total number of Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Class Y Acquired Fund Shares shall be determined as of the Effective Time by multiplying the number of Class Y Acquired Fund Shares outstanding immediately prior to the Effective Time times a fraction, the numerator of which is the net asset value per share of Class C

         Acquired Fund Shares immediately prior to the Effective Time, and the denominator of which is the net asset value per share of the Class C Acquiring Fund Shares immediately prior to the Effective Time, each as determined pursuant to (1) above.

         (6) At the Effective Time, the Acquired Fund shall issue and distribute to the Acquired Fund shareholders of the respective classes pro rata within such classes (based upon the ratio that the number of Acquired Fund shares of the respective classes owned by each Acquired Fund shareholder immediately prior to the Effective Time bears to the total number of issued and outstanding Acquired Fund shares of the respective classes immediately prior to the Effective Time) the full and fractional Acquiring Fund shares of the respective classes issued by the Acquiring Fund pursuant to (2) through (5) above. Accordingly, each Class A Acquired Fund shareholder shall receive, at the Effective Time, Class A Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class A Acquired Fund Shares owned by such Acquired Fund shareholder immediately prior to the Effective Time; each Class B Acquired Fund shareholder shall receive, at the Effective Time, Class B Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class B Acquired Fund Shares owned by such Acquired Fund shareholder immediately prior to the Effective Time; each Class C Acquired Fund shareholder shall receive, at the Effective Time, Class C Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class C Acquired Fund Shares owned by such Acquired Fund shareholder immediately prior to the Effective Time; and each Class Y Acquired Fund shareholder shall receive, at the Effective Time, Class Y Acquiring Fund Shares with an aggregate net asset value equal to the aggregate net asset value of the Class Y Acquired Fund Shares owned by such Acquired Fund shareholder immediately prior to the Effective Time.

         (e) The distribution of Acquiring Fund shares to Acquired Fund shareholders provided for in paragraphs (c) and (d) above shall be accomplished by the issuance of such Acquiring Fund shares to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders representing the numbers and classes of Acquiring Fund shares due each such shareholder pursuant to the foregoing provisions. All issued and outstanding shares of the Acquired Fund shall simultaneously be cancelled on the books of the Acquired Fund and retired. From and after the Effective Time, share certificates formerly representing Acquired Fund shares shall represent the numbers and classes of Acquiring Fund shares determined in accordance with the foregoing provisions.

         (f) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to paragraph (e) above shall have the status of authorized and unissued Class A common shares of the Corporation, without designation as to series.

         The undersigned officer of the Corporation hereby acknowledges, in the name and on behalf of the Corporation, the foregoing Articles of Amendment to be the corporate act of the Corporation and further certifies that, to the best of his or her knowledge, information and belief, the matters and facts set forth therein with respect to the approval thereof are true in all material respects, under the penalties of perjury.

         IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed in its name and on its behalf by its President or a Vice President and witnessed by its Secretary or an Assistant Secretary on February __, 2000.

FIRST AMERICAN INVESTMENT FUNDS, INC.


By
  ------------------------------------------

Its
   -----------------------------------------


WITNESS:


--------------------------------------------
Secretary, First American Investment Funds, Inc.

                                     PART B


                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED NOVEMBER 29, 1999


                       PROPOSED ACQUISITION OF ASSETS OF

                       INTERMEDIATE GOVERNMENT BOND FUND
                         A SEPARATELY MANAGED SERIES OF
                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                            OAKS, PENNSYLVANIA 19456
                                 (800) 637-2548

                        BY AND IN EXCHANGE FOR SHARES OF

                         INTERMEDIATE TERM INCOME FUND
                         A SEPARATELY MANAGED SERIES OF
                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                            OAKS, PENNSYLVANIA 19456
                                 (800) 637-2548

This Statement of Additional Information relates to the proposed acquisition of all the assets and the assumption of all liabilities of the Intermediate Government Bond Fund (the "Acquired Fund") by the Intermediate Term Income Fund in exchange for shares of common stock of the Intermediate Term Income Fund having an aggregate net asset value equal to the aggregate value of the assets (less liabilities assumed) of the Acquired Fund. As a result of the transactions, each shareholder of the Intermediate Government Bond Fund will receive Intermediate Term Income Fund shares of the same class that he or she held in the Intermediate Government Bond Fund, with a net asset value equal to the net asset value of the shareholder's Intermediate Government Bond Fund. This Statement of Additional Information consists of this cover page and the following documents, each of which is incorporated by reference herein:

         1. Statement of Additional Information of First American Investment Funds, Inc. ("First American") dated January 31, 1999, containing additional information concerning the Retail Classes and the Institutional Class of both the Intermediate Term Income Fund and the Intermediate Government Bond Fund.

         2. Annual report of First American for the fiscal year ended September 30, 1998, relating to the Retail Classes and the Institutional Class of Intermediate Term Income Fund and the Intermediate Government Bond Fund.

         3. Semi-Annual report of First American for the six months ended March 31, 1999, relating to the Retail Classes and the Institutional Class of the Intermediate Term Income Fund and the Intermediate Government Bond Fund.

         This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated November 29, 1999 relating to the above-referenced transaction may be obtained without charge by writing or calling the Funds at the addresses or telephone numbers noted above. This Statement of Additional Information relates to, and should be read in conjunction with, such Prospectus/Proxy Statement.

Note: In the SEC filing package, Item No. 2 referred to above is included in Part A as materials to be delivered with the Prospectus/Proxy Statement. A copy of Item No. 2 also will be delivered to any person requesting the Statement of Additional Information.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                          INTERMEDIATE TERM INCOME FUND

                 INTRODUCTION TO PRO FORMA COMBINING STATEMENTS

                                 MARCH 31, 1999


The accompanying unaudited pro forma combining Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments, reflect the accounts of First American Intermediate Government Bond Fund and the First American Intermediate Term Income Fund.

The pro forma combining Schedule of Investments does not reflect any changes which could occur before or after the reorganization closing date due to changes in market conditions or differences in investment management practices of the Funds. However, aside from portfolio decisions made as a result of market condition changes that have or may occur between the date of the pro forma financial statements and the reorganization closing date, the Funds' Adviser does not have any specific plans at this time regarding the disposition of investments presented in the pro forma schedules of investments that would have a material impact on the presentation of such schedules.

These statements have been derived from the underlying accounting records for the Intermediate Government Bond Fund and Intermediate Term Income Fund used in calculating net asset values for the fiscal year ended September 30, 1998 and the six-month period ended March 31, 1999. The pro forma combining Statement of Operations have been prepared based upon the fee and expense structure of the Intermediate Term Income Fund.

Under the proposed merger agreement and plan of reorganization, all outstanding shares of each class of the Intermediate Government Bond Fund will be exchanged for the respective classes of the shares of the Intermediate Term Income Fund.

INTERMEDIATE TERM INCOME FUND
PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
STATEMENT OF ASSETS AND LIABILITIES (000'S)
MARCH 31,1999

                                                         INTERMEDIATE     INTERMEDIATE
                                                          TERM INCOME      GOVERNMENT                        PRO FORMA
                                                             FUND          BOND FUND      ADJUSTMENTS        COMBINED
                                                         ------------     ------------    ------------     ------------
ASSETS:

Investments at value (Cost $420,782, $201,288 and
$622,070 respectively)                                   $    423,446     $    206,802                     $    630,248
Receivable for investments sold                                11,386               --                           11,386
Dividends and interest receivable                               6,120            2,969                            9,089
Interest on securities sold                                       425               --                              425
Receivable for Fund shares sold                                   218              322                              540
Cash collateral received for securities on loan               205,527               --                          205,527
Prepaid expenses and other assets                                   4               --                                4
                                                         ------------     ------------    ------------     ------------
Total Assets                                                  647,126          210,093                          857,219
                                                         ------------     ------------    ------------     ------------

LIABILITIES:

Payable for investments purchased                               9,966            4,994                           14,960
Payable for Fund shares repurchased                               677               79                              756
Payable upon receipt of securities on loan                    205,527               --                          205,527
Accrued expenses and other liabilities                            657              125                              782
                                                         ------------     ------------    ------------     ------------
Total Liabilities                                             216,827            5,198                          222,025
                                                         ------------     ------------    ------------     ------------
NET ASSETS                                               $    430,299     $    204,895                     $    635,194
                                                         ============     ============    ============     ============



Net Assets are comprised of:
Paid in Capital                                          $    438,954     $    198,958                     $    637,912
Distributions in excess of net investment income                   (1)              --                               (1)
Undistributed net investment income                                --               18                               18
Accumulated net realized gain/(loss) on investments           (11,318)             405                          (10,913)
Net unrealized appreciation of investments                      2,664            5,514                            8,178
                                                         ------------     ------------    ------------     ------------
NET ASSETS                                               $    430,299     $    204,895                     $    635,194
                                                         ============     ============    ============     ============

NET ASSET VALUE AND OFFERING PRICE:

CLASS A:

Net assets                                               $     39,803     $      5,190                     $     44,993

Shares outstanding ($.0001 par value -- 2 billion
authorized)                                                     3,971              554             (36)(B)        4,489

Net asset value and redemption price per share           $      10.02     $       9.37                     $      10.02

Maximum sales charge of 2.50% (A)                                0.26             0.24                             0.26
                                                         ------------     ------------    ------------     ------------
Offering price per share                                 $      10.28     $       9.61                     $      10.28
                                                         ============     ============    ============     ============
CLASS Y:

Net assets                                                    390,495          199,706                          590,201

Shares outstanding ($.0001 par value -- 2 billion
authorized)                                                    39,050           21,346          (1,375)(B)       59,021

Net asset value, offering price and redemption price
per share                                                $      10.00     $       9.36                     $      10.00
                                                         ============     ============    ============     ============

(A) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.
(B) Reflects the impact of converting shares of the target fund into the survivor fund.

See Notes to Pro Forma Combining Financial Statements.

INTERMEDIATE TERM INCOME FUND
PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
STATEMENTS OF OPERATIONS (000'S)
FOR THE YEAR ENDED 9/30/98

                                             INTERMEDIATE      INTERMEDIATE
                                                 TERM           GOVERNMENT
                                                INCOME             BOND           PRO-FORMA         PRO-FORMA
                                                 FUND              FUND           ADJUSTMENT        COMBINED
                                             ------------      ------------      ------------     ------------
Investment Income:
Interest                                           25,900 *          13,744 *                           39,644
                                             ------------      ------------      ------------     ------------
Total Investment Income                            25,900            13,744                --           39,644

Expenses:
Investment Advisory Fees                            3,052             1,532                              4,584
Less: Waiver of investment advisory fees             (715)             (375)                            (1,090)
Administrator fees                                    480               241                                721
Transfer agent fees                                    47                31                                 78
Custodian fees                                        131                66                                197
Directors' fees                                         7                 4                                 11
Registration fees                                       6                 2                                  8
Professional fees                                      15                 8                                 23
Printing                                               21                10                                 31
Distribution fees-Class A                              29                10                                 39
Less: Waiver of distribution fees-Class A             (29)              (10)                               (39)
Other                                                   8                13                                 21
                                             ------------      ------------      ------------     ------------
Total net expenses                                  3,052             1,532                --            4,584
                                             ------------      ------------      ------------     ------------
Investment income-net                              22,848            12,212                --           35,060
                                             ------------      ------------      ------------     ------------
Realized and Unrealized Gains(Losses)
  on Investments - Net

Net realized gain (loss) on investments             5,989               179                              6,168
Net change in unrealized appreciation
  (depreciation) of investments                    14,591             9,274                             23,865
                                             ------------      ------------      ------------     ------------
Net gain (loss) on investments                     20,580             9,453                --           30,033
                                             ------------      ------------      ------------     ------------
Net increase (decrease) in net assets
 resulting from operations                         43,428            21,665                --           65,093
                                             ============      ============      ============     ============

* - Includes income from securities lending program.

See Notes to Pro Forma Combining Financial Statements.

INTERMEDIATE TERM INCOME FUND
PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
STATEMENTS OF OPERATIONS (000'S)
FOR THE 6 MONTH PERIOD ENDED 3/31/99

                                             INTERMEDIATE      INTERMEDIATE
                                                 TERM           GOVERNMENT
                                                INCOME             BOND           PRO-FORMA         PRO-FORMA
                                                 FUND              FUND           ADJUSTMENT        COMBINED
                                             ------------      ------------      ------------     ------------
Investment Income:
Interest                                           13,039*            6,761                            19,800
                                             ------------      ------------     ------------     ------------
Total Investment Income                            13,039             6,761               --           19,800

Expenses:
Investment Advisory Fees                            1,585               783                             2,368
Less: Waiver of investment advisory fees             (378)             (194)                             (572)
Administrator fees                                    247               122                               369
Transfer agent fees                                    23                16                                39
Custodian fees                                         68                34                               102
Directors' fees                                         5                 2                                 7
Registration fees                                      12                 7                                19
Professional fees                                       6                 3                                 9
Printing                                               13                 7                                20
Distribution fees-Class A                              55                 6                                61
Less: Waiver of distribution fees-Class A             (22)               (6)               2              (26)
Other                                                   4                 3                                 7
                                             ------------      ------------     ------------     ------------
Total net expenses                                  1,618               783                2            2,403
                                             ------------      ------------     ------------     ------------
Investment income-net                              11,421             5,978               (2)          17,397
                                             ------------      ------------     ------------     ------------
Realized and Unrealized Gains(Losses)
  on Investments - Net

Net realized gain (loss) on investments             2,781               651                             3,432
Net change in unrealized appreciation
  (depreciation) of investments                   (16,003)           (7,626)                          (23,629)
                                             ------------      ------------     ------------     ------------
Net gain (loss) on investments                    (13,222)           (6,975)              --          (20,197)
                                             ------------      ------------     ------------     ------------
Net increase (decrease) in net assets
 resulting from operations                         (1,801)             (997)              (2)          (2,800)
                                             ============      ============     ============     ============

* - Includes income from securities lending program.

See Notes to Pro Forma Combining Financial Statements.

INTERMEDIATE TERM INCOME FUND
PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
STATEMENT OF NET ASSETS (000'S)
MARCH 31, 1999

                                                                                                        INTERMEDIATE TERM
                                                                                                           INCOME FUND
                                                                                              --------------------------------------

                                                                Interest Rate  Maturity Date   Par (000)/Shares    Market Value(000)
U.S. Government and Agency Securities--64.1%
U.S. Agency Debentures--13.9%
FFCB                                                                    5.125  04/02/2001
FFCB                                                                    5.600  01/14/2003
FFCB                                                                    6.100  11/04/2004
FHLB                                                                    7.280  05/18/1999                  2,000  $            2,006
FHLB                                                                    6.975  07/26/1999
FHLB                                                                    5.970  12/11/2000
FHLB                                                                    7.440  08/10/2001
FHLB                                                                    5.995  11/21/2001
FHLB                                                                    5.985  11/26/2002                  2,175               2,215
FHLB                                                                    6.030  11/26/2002
FHLB                                                                    6.050  12/03/2002
FHLB                                                                    5.930  03/07/2003
FHLB                                                                    5.785  03/17/2003
FHLB                                                                    6.030  12/23/2004
FHLB                                                                    5.810  01/21/2005
FNMA                                                                    8.450  07/12/1999                  1,000               1,010
FNMA                                                                    5.560  07/24/2000                 25,585              25,718
FNMA                                                                    6.180  03/15/2001                  1,000               1,017
FNMA                                                                    6.160  04/03/2001                  1,000               1,017
TVA                                                                     6.000  11/01/2000
                                                                                                                  ------------------
Total U.S. Agency Debentures                                                                                                  32,983
                                                                                                                  ------------------
U.S. Treasuries--50.2%
U.S. Treasury Notes                                                     7.125  09/30/1999
U.S. Treasury Notes                                                     7.750  11/30/1999
U.S. Treasury Notes                                                     6.875  03/31/2000
U.S. Treasury Notes                                                     6.250  08/31/2000
U.S. Treasury Notes                                                     7.875  08/15/2001
U.S. Treasury Notes                                                     6.250  10/31/2001                 25,240              25,939
U.S. Treasury Notes                                                     7.500  11/15/2001
U.S. Treasury Notes                                                     7.500  05/15/2002
U.S. Treasury Notes                                                     6.500  05/31/2002
U.S. Treasury Notes                                                     6.250  02/15/2003                 61,970              64,203
U.S. Treasury Notes                                                     7.250  05/15/2004
U.S. Treasury Notes                                                     7.875  11/15/2004
U.S. Treasury Notes                                                     6.500  08/15/2005
U.S. Treasury Notes                                                     6.875  05/15/2006                 24,000              26,045
U.S. Treasury Notes                                                     7.000  07/15/2006
U.S. Treasury Notes                                                     6.500  10/15/2006                 33,695              35,900
U.S. Treasury STRIPS (E)                                                5.793  05/15/2008                 38,130              22,945
                                                                                                                  ------------------
Total U.S. Treasuries                                                                                                        175,032
                                                                                                                  ------------------
Total U.S. Government and Agency Securities
 (Cost $208,025, $193,144 and $401,169 respectively)                                                                         208,015
                                                                                                                  ------------------
Corporate Bonds--18.0%
Consumer Goods--0.3%
Coca-Cola Enterprises                                                   6.700  10/15/2036                  2,000               2,060
                                                                                                                  ------------------
Total Consumer Goods                                                                                                           2,060
                                                                                                                  ------------------
Finance--16.4%
American Express                                                        6.500  08/01/2000                  1,000               1,013
Bear Stearns, Series B                                                  6.238  10/03/2000                 13,000              13,098
Chrysler Financial                                                      5.850  05/15/2000                 19,035              19,127
Cigna                                                                   7.400  01/15/2003                  3,075               3,166
CIT Group Holdings                                                      6.200  10/20/2000                 12,725              12,832
First Chicago                                                           7.625  01/15/2003                  1,000               1,053
Ford Motor Credit                                                       6.250  11/08/2000                 13,200              13,341

[WIDE TABLE CONTINUED FROM ABOVE]

                                                              INTERMEDIATE GOVERNMENT                       PRO FORMA
                                                                     BOND FUND                               COMBINED
                                                      --------------------------------------  --------------------------------------

                                                       Par (000)/Shares   Market Value (000)   Par (000)/Shares   Market Value (000)
U.S. Government and Agency Securities--64.1%
U.S. Agency Debentures--13.9%
FFCB                                                               5,000  $            4,994               5,000  $            4,994
FFCB                                                               3,600               3,599               3,600               3,599
FFCB                                                               6,350               6,483               6,350               6,483
FHLB                                                               2,000               2,006               4,000               4,012
FHLB                                                               1,000               1,007               1,000               1,007
FHLB                                                               3,000               3,036               3,000               3,036
FHLB                                                               1,000               1,048               1,000               1,048
FHLB                                                               7,000               7,121               7,000               7,121
FHLB                                                                                                       2,175               2,215
FHLB                                                               3,750               3,824               3,750               3,824
FHLB                                                               2,500               2,551               2,500               2,551
FHLB                                                               1,000               1,011               1,000               1,011
FHLB                                                               9,000               9,069               9,000               9,069
FHLB                                                               2,500               2,545               2,500               2,545
FHLB                                                               3,755               3,773               3,755               3,773
FNMA                                                                                                       1,000               1,010
FNMA                                                                                                      25,585              25,718
FNMA                                                                                                       1,000               1,017
FNMA                                                                                                       1,000               1,017
TVA                                                                3,000               3,032               3,000               3,032
                                                                          ------------------                      ------------------
Total U.S. Agency Debentures                                                          55,099                                  88,082
                                                                          ------------------                      ------------------
U.S. Treasuries--50.2%
U.S. Treasury Notes                                                8,500               8,599               8,500               8,599
U.S. Treasury Notes                                                3,000               3,057               3,000               3,057
U.S. Treasury Notes                                                2,000               2,039               2,000               2,039
U.S. Treasury Notes                                               24,750              25,176              24,750              25,176
U.S. Treasury Notes                                               14,500              15,393              14,500              15,393
U.S. Treasury Notes                                                                                       25,240              25,939
U.S. Treasury Notes                                               10,000              10,575              10,000              10,575
U.S. Treasury Notes                                                1,000               1,066               1,000               1,066
U.S. Treasury Notes                                               20,000              20,767              20,000              20,767
U.S. Treasury Notes                                                                                       61,970              64,203
U.S. Treasury Notes                                               12,500              13,605              12,500              13,605
U.S. Treasury Notes                                               13,000              14,590              13,000              14,590
U.S. Treasury Notes                                                8,500               9,012               8,500               9,012
U.S. Treasury Notes                                                                                       24,000              26,045
U.S. Treasury Notes                                               18,000              19,680              18,000              19,680
U.S. Treasury Notes                                                                                       33,695              35,900
U.S. Treasury STRIPS (E)                                                                                  38,130              22,945
                                                                          ------------------                      ------------------
Total U.S. Treasuries                                                                143,559                                 318,591
                                                                          ------------------                      ------------------
Total U.S. Government and Agency Securities
 (Cost $208,025, $193,144 and $401,169 respectively)                                 198,658                                 406,673
                                                                          ------------------                      ------------------
Corporate Bonds--18.0%
Consumer Goods--0.3%
Coca-Cola Enterprises                                                                                      2,000               2,060
                                                                          ------------------                      ------------------
Total Consumer Goods                                                                      --                                   2,060
                                                                          ------------------                      ------------------
Finance--16.4%
American Express                                                                                           1,000               1,013
Bear Stearns, Series B                                                                                    13,000              13,098
Chrysler Financial                                                                                        19,035              19,127
Cigna                                                                                                      3,075               3,166
CIT Group Holdings                                                                                        12,725              12,832
First Chicago                                                                                              1,000               1,053
Ford Motor Credit                                                                                         13,200              13,341


                                                                                                        INTERMEDIATE TERM
                                                                                                           INCOME FUND
                                                                                              --------------------------------------

                                                                Interest Rate  Maturity Date   Par (000)/Shares    Market Value(000)
Ford Motor Credit                                                       7.000  09/25/2001                  2,000               2,060
General Motors Accept                                                   6.150  04/05/2007                 10,000               9,966
Lehman Brothers Holdings                                                6.000  03/23/2000                  6,050               6,041
Lehman Brothers Holdings, Mandatory Put @ 100 (D)                       7.500  08/01/2003                  2,000               2,052
Metropolitan Life Insurance (C)                                         6.300  11/01/2003                 15,145              15,253
Morgan Stanley Group                                                    8.100  06/24/2002                  1,000               1,064
Nordstrom Credit                                                        6.700  07/01/2005                  1,000               1,024
Safeco                                                                  7.875  04/01/2005                  1,000               1,058
Salomon Smith Barney Holdings                                           7.000  03/15/2004                  2,000               2,066
                                                                                                                  ------------------
Total Finance                                                                                                                104,214
                                                                                                                  ------------------
Manufacturing--0.5%
Boeing                                                                  6.350  06/15/2003                  1,000               1,010
Occidental Petroleum                                                    6.410  11/30/2000                  1,000               1,000
Union Oil of California                                                 8.750  08/15/2001                  1,000               1,058
                                                                                                                  ------------------
Total Manufacturing                                                                                                            3,068
                                                                                                                  ------------------
Transportation--0.3%
Hertz                                                                   6.300  11/15/2006                  2,000               2,006
                                                                                                                  ------------------
Total Transportation                                                                                                           2,006
                                                                                                                  ------------------
Utilities--0.5%
Hydro-Quebec                                                            9.400  02/01/2021                  2,300               2,984
                                                                                                                  ------------------
Total Utilities                                                                                                                2,984
                                                                                                                  ------------------
Total Corporate Bonds (Cost $112,905, $0 and $112,905
 respectively)                                                                                                               114,332
                                                                                                                  ------------------
Asset-Backed Securities--7.8%
Automobiles--0.1%
Daimler Benz Vehicle Trust Series 1996 Class A                          5.850  07/20/2003                    340                 342
Norwest Auto Trust Series 1996 Class A                                  5.900  03/15/2000                    118                 119
                                                                                                                  ------------------
Total Automobiles                                                                                                                461
                                                                                                                  ------------------
Credit Card--1.7%
Circuit City Credit Card Master Trust Series 1995-1 Class A             6.375  08/15/2005                  6,520               6,601
Citibank Credit Card Master Trust Series 1997-7 Class A                 6.350  08/15/2002                  2,000               2,026
Zale Funding Series 1994-1 Class B (C)                                  7.500  05/15/2003                  2,000               2,008
                                                                                                                  ------------------
Total Credit Card                                                                                                             10,635
                                                                                                                  ------------------
Home Equity--6.0%
American Southwest Financial Securities Series 1995-C1 Class A1B        7.400  11/17/2004                  8,795               9,143
Asset Securitization Series 1996-MD6 Class A1B                          6.880  11/13/2026                 18,400              18,832
Equicredit Home Equity Loan Trust Series 1994-2 Class A2                7.350  06/15/2014                  1,190               1,203
New Century Home Equity Loan Trust Series1997-NC6 Class A3              6.590  12/25/2019                  9,200               9,296
                                                                                                                  ------------------
Total Home Equity                                                                                                             38,474
                                                                                                                  ------------------
Total Asset-Backed Securities (Cost $49,184, $0 and $49,184
 respectively)                                                                                                                49,570
                                                                                                                  ------------------
U.S. Agency Mortgage-Backed Securities--4.5%
Fixed Rate--4.5%
FHLMC Pool #E20194                                                      7.000  09/01/2010                  1,419               1,452
FHLMC Series 1606 Class H                                               6.000  11/15/2008                  4,925               4,869
FHLMC Series 1659 Class TN                                              5.500  01/15/2001                    914                 913
FHLMC Series 1902 Class C                                               7.000  05/15/2003                  2,309               2,363
FNMA Pool #050145                                                      10.000  11/01/2018                  1,248               1,357
FNMA Pool #050776                                                       6.000  08/01/2008                  1,205               1,198
FNMA Pool #250387                                                       7.000  11/01/2010                  1,360               1,391
FNMA Pool #303357                                                       7.000  06/01/2010                    378                 387
FNMA Pool #303753                                                       9.000  12/01/2020                  1,262               1,339

[WIDE TABLE CONTINUED FROM ABOVE]

                                                              INTERMEDIATE GOVERNMENT                       PRO FORMA
                                                                     BOND FUND                               COMBINED
                                                      --------------------------------------  --------------------------------------

                                                       Par (000)/Shares   Market Value (000)   Par (000)/Shares   Market Value (000)
Ford Motor Credit                                                                                          2,000               2,060
General Motors Accept                                                                                     10,000               9,966
Lehman Brothers Holdings                                                                                   6,050               6,041
Lehman Brothers Holdings, Mandatory Put @ 100 (D)                                                          2,000               2,052
Metropolitan Life Insurance (C)                                                                           15,145              15,253
Morgan Stanley Group                                                                                       1,000               1,064
Nordstrom Credit                                                                                           1,000               1,024
Safeco                                                                                                     1,000               1,058
Salomon Smith Barney Holdings                                                                              2,000               2,066
                                                                          ------------------                      ------------------
Total Finance                                                                             --                                 104,214
                                                                          ------------------                      ------------------
Manufacturing--0.5%
Boeing                                                                                                     1,000               1,010
Occidental Petroleum                                                                                       1,000               1,000
Union Oil of California                                                                                    1,000               1,058
                                                                          ------------------                      ------------------
Total Manufacturing                                                                       --                                   3,068
                                                                          ------------------                      ------------------
Transportation--0.3%
Hertz                                                                                                      2,000               2,006
                                                                          ------------------                      ------------------
Total Transportation                                                                      --                                   2,006
                                                                          ------------------                      ------------------
Utilities--0.5%
Hydro-Quebec                                                                                               2,300               2,984
                                                                          ------------------                      ------------------
Total Utilities                                                                           --                                   2,984
                                                                          ------------------                      ------------------
Total Corporate Bonds (Cost $112,905, $0 and $112,905
 respectively)                                                                            --                                 114,332
                                                                          ------------------                      ------------------
Asset-Backed Securities--7.8%
Automobiles--0.1%
Daimler Benz Vehicle Trust Series 1996 Class A                                                               340                 342
Norwest Auto Trust Series 1996 Class A                                                                       118                 119
                                                                          ------------------                      ------------------
Total Automobiles                                                                         --                                     461
                                                                          ------------------                      ------------------
Credit Card--1.7%
Circuit City Credit Card Master Trust Series 1995-1
Class A                                                                                                    6,520               6,601
Citibank Credit Card Master Trust Series 1997-7
Class A                                                                                                    2,000               2,026
Zale Funding Series 1994-1 Class B (C)                                                                     2,000               2,008
                                                                          ------------------                      ------------------
Total Credit Card                                                                         --                                  10,635
                                                                          ------------------                      ------------------
Home Equity--6.0%
American Southwest Financial Securities Series 1995-C1
Class A1B                                                                                                  8,795               9,143
Asset Securitization Series 1996-MD6 Class A1B                                                            18,400              18,832
Equicredit Home Equity Loan Trust Series 1994-2
Class A2                                                                                                   1,190               1,203
New Century Home Equity Loan Trust Series1997-NC6
Class A3                                                                                                   9,200               9,296
                                                                          ------------------                      ------------------
Total Home Equity                                                                         --                                  38,474
                                                                          ------------------                      ------------------
Total Asset-Backed Securities (Cost $49,184, $0 and
 $49,184 respectively)                                                                    --                                  49,570
                                                                          ------------------                      ------------------
U.S. Agency Mortgage-Backed Securities--4.5%
Fixed Rate--4.5%
FHLMC Pool #E20194                                                                                         1,419               1,452
FHLMC Series 1606 Class H                                                                                  4,925               4,869
FHLMC Series 1659 Class TN                                                                                   914                 913
FHLMC Series 1902 Class C                                                                                  2,309               2,363
FNMA Pool #050145                                                                                          1,248               1,357
FNMA Pool #050776                                                                                          1,205               1,198
FNMA Pool #250387                                                                                          1,360               1,391
FNMA Pool #303357                                                                                            378                 387
FNMA Pool #303753                                                                                          1,262               1,339


                                                                                                        INTERMEDIATE TERM
                                                                                                           INCOME FUND
                                                                                              --------------------------------------

                                                                Interest Rate  Maturity Date   Par (000)/Shares    Market Value(000)
FNMA Pool #341727                                                       9.500  06/01/2021                  1,396               1,494
FNMA Series 1993-55 Class J                                             6.500  11/25/2007                  1,000               1,010
FNMA Series 1996-57 Class E                                             7.000  06/25/2003                  2,064               2,109
GNMA Pool #002007                                                       9.000  05/20/2025                    742                 794
GNMA Pool #002038                                                       8.500  07/20/2025                  1,175               1,244
GMNA Pool #312046                                                       9.000  08/15/2021                  1,797               1,930
GNMA Pool #497638                                                       6.000  02/15/2029                  5,000               4,856
                                                                                                                  ------------------
Total Fixed Rate                                                                                                              28,706
                                                                                                                  ------------------
Total U.S. Agency Mortgage-Backed Securities (Cost $28,287,
 $0 and $28,287 respectively)                                                                                                 28,706
                                                                                                                  ------------------
Private Mortgage-Backed Securities--3.4%
Fixed Rate--0.0%
Drexel Burnham Lambert CMO Trust S-2                                    9.000  08/01/2018                     34                  34
                                                                                                                  ------------------
Total Fixed Rate                                                                                                                  34
                                                                                                                  ------------------
Floating Rate--3.4%
Merrill Lynch Mortgage Series 1995 Class C3 (A)                         7.061  12/26/2025                 18,725              19,555
Prudential Home Mortgage Securities Series 1994-28 Class M (A)          6.830  09/25/2001                  2,162               2,202
                                                                                                                  ------------------
Total Floating Rate                                                                                                           21,757
                                                                                                                  ------------------
Total Private Mortgage-Backed Securities (Cost $21,349, $0 and
 $21,349 respectively)                                                                                                        21,791
                                                                                                                  ------------------
Related Party Money Market Funds--1.4%
First American Government Obligations Fund (B)                                                         1,032,257               1,032
                                                                                                                  ------------------
Total Related Party Money Market Funds (Cost $1,032, $8,144
 and $9,176 respectively)                                                                                                      1,032
                                                                                                                  ------------------
Total Investments--99.2%  (Cost $420,782, $201,288 and
 $622,070 respectively)                                                                                                      423,446
                                                                                                                  ------------------
Other Assets and Liabilities, Net--0.8% (F)                                                                                    6,853
                                                                                                                  ------------------
Total Net Assets--100.0%                                                                                          $          430,299
                                                                                                                  ==================

[WIDE TABLE CONTINUED FROM ABOVE]

                                                              INTERMEDIATE GOVERNMENT                       PRO FORMA
                                                                     BOND FUND                               COMBINED
                                                      --------------------------------------  --------------------------------------

                                                       Par (000)/Shares   Market Value (000)   Par (000)/Shares   Market Value (000)
FNMA Pool #341727                                                                                          1,396               1,494
FNMA Series 1993-55 Class J                                                                                1,000               1,010
FNMA Series 1996-57 Class E                                                                                2,064               2,109
GNMA Pool #002007                                                                                            742                 794
GNMA Pool #002038                                                                                          1,175               1,244
GMNA Pool #312046                                                                                          1,797               1,930
GNMA Pool #497638                                                                                          5,000               4,856
                                                                          ------------------                      ------------------
Total Fixed Rate                                                                          --                                  28,706
                                                                          ------------------                      ------------------
Total U.S. Agency Mortgage-Backed Securities (Cost
$28,287, $0 and $28,287 respectively)                                                     --                                  28,706
                                                                          ------------------                      ------------------
Private Mortgage-Backed Securities--3.4%
Fixed Rate--0.0%
Drexel Burnham Lambert CMO Trust S-2                                                                          34                  34
                                                                          ------------------                      ------------------
Total Fixed Rate                                                                          --                                      34
                                                                          ------------------                      ------------------
Floating Rate--3.4%
Merrill Lynch Mortgage Series 1995 Class C3 (A)                                                           18,725              19,555
Prudential Home Mortgage Securities Series 1994-28
Class M (A)                                                                                                2,162               2,202
                                                                          ------------------                      ------------------
Total Floating Rate                                                                       --                                  21,757
                                                                          ------------------                      ------------------
Total Private Mortgage-Backed Securities (Cost
$21,349, $0 and $21,349 respectively)                                                     --                                  21,791
                                                                          ------------------                      ------------------
Related Party Money Market Funds--1.4%
First American Government Obligations Fund (B)                 8,143,977               8,144           9,176,234               9,176
                                                                          ------------------                      ------------------
Total Related Party Money Market Funds (Cost $1,032,
$8,144 and $9,176 respectively)                                                        8,144                                   9,176
                                                                          ------------------                      ------------------
Total Investments--99.2%  (Cost $420,782, $201,288 and
 $622,070 respectively)                                                              206,802                                 630,248
                                                                          ------------------                      ------------------
Other Assets and Liabilities, Net--0.8% (F)                                           (1,907)                                  4,946
                                                                          ------------------                      ------------------
Total Net Assets--100.0%                                                  $          204,895                      $          635,194
                                                                          ==================                      ==================

(A) Variable Rate Security-the rate reported is the rate in effect as of March 31, 1999.
(B) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund.
(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securites have been determined to be liquid under guidelines established by the Board of Directors.
(D) Mandatory Put Security-the mandatory put date is shown as the maturity date.
(E) The rate shown is the effective yield at date of purchase.
(F) Other assets and liabilities representing greater than five percent of total net assets include the following (000):
    Cash collateral received for securities on loan          $ 205,527
    Payable upon receipt of securities on loan               $ 205,527

FFCB-Federal Farm Credit Bank
FHLB-Federal Home Loan Bank
FHLMC-Federal Home Loan Mortgage Corporation
FNMA-Federal National Mortgage Association
GNMA-Government National Mortgage Association
STRIPS-Seperately Traded Registered Interest and Principal Securities TVA-Tennessee Valley Authority


See Notes to Pro Forma Combining Financial Statements.

INTERMEDIATE TERM INCOME FUND
NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31, 1999 (000'S)


1.    Basis of Combination

      The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Statement of Net Assets, and the related pro forma Combining Statement of Operations ("Pro Forma Statements") reflect the accounts of the Intermediate Term Income Fund, and the Intermediate Government Bond Fund at March 31, 1999 and for the periods ended March 31, 1999 and September 30, 1998.

      The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of the Intermediate Government Bond Fund. The Reorganization provides for the acquisition of all assets and liabilities of the Intermediate Government Bond Fund by the Intermediate Term Income Fund, in exchange for Class A and Y shares of the Intermediate Term Income Fund. Thereafter, there will be a distribution of Class A and Y shares of the Intermediate Term Income Fund to the respective shareholders of the Intermediate Government Bond Fund in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of the Intermediate Government Bond Fund will become the owners of that number of full and fractional Class A and Y shares of the Intermediate Term Income Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of the Intermediate Government Bond Fund as of the close of business immediately prior to the date that the Intermediate Government Bond Fund assets are exchanged for Class A and Y shares of the Intermediate Term Income Fund.

      The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented.

      The information contained herein is based on the experience of each Fund for the periods ended March 31, 1999 and September 30, 1998 and is designed to permit the shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of the Intermediate Government Bond Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by U.S. Bancorp of Minneapolis, Minnesota. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of the Intermediate Term Income Fund.

      The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.


2.    Shares of Beneficial Interest

      The Pro Forma net asset values per share assume the issuance of Class A and Y shares of the Intermediate Term Income Fund which would have been issued at March 31, 1999 in connection with the proposed Reorganization. Shareholders of the Intermediate Government Bond Fund would receive Class A and Y shares of the Intermediate Term Income Fund based on conversion ratios determined on March 31, 1999. The conversion ratios are calculated by dividing the net asset value of the Intermediate Government Bond Fund by the net asset value per share of the respective class of the Intermediate Term Income Fund.


3.    Pro Forma Operations

      The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro Forma operating expenses include the actual expenses of the Funds adjusted to reflect the expected expenses of the combined entity. The investment advisory and distribution fees have been charged to the combined Fund based on the fee schedule in effect for the Intermediate Term Income Fund at the combined level of average net assets for the periods ended March 31, 1999 and September 30, 1998.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

         The first four paragraphs of Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, dated November 27, 1987, are incorporated herein by reference.

         On February 18, 1988 the indemnification provisions of the Maryland General Corporation Law (the "Law") were amended to permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

         The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2,
1980).

         Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

         The Registrant maintains officers' and directors' liability insurance providing coverage, with certain exceptions, for acts and omissions in the course of the covered persons' duties as officers and directors.

ITEM 16. EXHIBITS.

1 Articles of Incorporation, as amended and supplemented through April 2, 1998. (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A.)

2 Bylaws, as amended through December 1998. (Incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A.)

3        Not Applicable.

4 Agreement and Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement included in Part A of this Registration Statement on Form N-14.

5        Not Applicable.

6(a) Investment Advisory Agreement dated April 2, 1991, between the Registrant and First Bank National Association, as amended and supplemented through August 1994 (Incorporated by reference to Exhibit
         (5)(a) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A.)

6(b) Amendment No. 9 to Investment Advisory Agreement (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A.)

6(c) Sub-Advisory Agreement dated March 28, 1994, between First Bank National Association and Marvin & Palmer Associates, Inc., with respect to International Fund (Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A.)

6(d) Sub-Advisory Agreement dated July 23, 1998, between U.S. Bank National Association and Marvin & Palmer Associates, Inc., with respect to Emerging Markets Fund (Incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A.)

6(e) Sub-Advisory Agreement dated July 24, 1998, between U.S. Bank National Association and Federated Global Research Corp., with respect to Strategic Income Fund (Incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A.)

6(f) Sub-Advisory Agreement dated July 24, 1998, between U.S. Bank National Association and Federated Investment Counseling, with respect to Strategic Income Fund (Incorporated by reference to Exhibit 5(h) to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A.)

6(g) Amendment No. 1 to Sub-Advisory Agreement between Bank National Association and Marvin & Palmer Associates, Inc., with respect to International Fund (Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A.)

7(a) Distribution Agreement [Class A and Class Y Shares,] dated February 10, 1994, between the Registrant and SEI Financial Services Company (Incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A.)

7(a) Distribution and Service Agreement [Class B] dated August 1, 1994, as amended September 14, 1994 between Registrant and SEI Financial Services Company (Incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A.)

7(a) Distribution and Service Agreement [Class C] dated December 9, 1998, between Registrant and SEI Investments Distribution Co.

7(a) Form of Dealer Agreement (Incorporated by reference to Exhibit (6)(c) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A.)

8        Not Applicable.

9(a) Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association, as supplemented through August 1994 (Incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A.)

9(b) Supplement dated March 15, 1994, to Custodian Agreement dated September 20, 1993.

9(c) Further Supplement dated November 21, 1997, with respect to International Index Fund, and July 23, 1998, with respect to Strategic Income Fund and Emerging Markets Fund, to Custodian Agreement dated September 20, 1993 (Incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A.)

9(d) Compensation Agreement dated July 23, 1998, pursuant to Custodian Agreement dated September 20, 1993 (Incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A.)

9(e) Assignment of Custodian Agreements and Security Lending Agency Agreement to U.S. Bank National Association, dated May 1, 1998

         (Incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A.)

10(a) Amended and Restated Administration Agreement, dated July 1, 1997, by and between the Registrant and SEI Investments Management Corporation (Incorporated herein by reference to Exhibit 9(f) to Post-effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A.)

10(b) Sub-Administration Agreement effective January 1, 1998, by and between SEI and First Bank National Association (Incorporated herein by reference to Exhibit (9)(e) to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A.)

10(c) Revised Schedule A, dated June 29, 1998, to Sub-Administration Agreement (Incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A.)

10(d) Form of Transfer Agency Agreement dated as of October 1, 1996, between Registrant and DST Systems, Inc. (Incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A.)

10(e) Shareholder Account Servicing Agreement dated October 1, 1998, between the Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A.)

* 11 Opinion and Consent of Dorsey & Whitney LLP with respect to the legality of the securities being registered.

** 12 Opinion and Consent of Dorsey & Whitney LLP with respect to tax matters.

13(a) Administration Agreement dated as of January 1, 1995 between Registrant and SEI Financial Management Corporation. (Incorporated by reference to Exhibit (9)(a) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.)

13(b) Transfer Agent Agreement dated as of March 31, 1994, between Registrant and Supervised Service Company, Inc. [superseded] (Incorporated by reference to Exhibit (9)(a) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

13(c) Assignment Transfer Agency Agreement to DST Systems, Inc. [superseded] (Incorporated by reference to Exhibit (9)(c) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

13(d) Transfer Agency Agreement dated as of January 1, 1997 between Registrant and DST Systems, Inc.

* 14     Consent of KPMG LLP.

15       Not Applicable.

* 16     Powers of Attorney of Directors signing the Registration Statement.

* 17(a)  Form of Proxy Card.


-------------------------------------
* Filed herewith.
** To be filed by amendment.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.


                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Oaks, Commonwealth of Pennsylvania, on the 20th day of October, 1999.


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


FIRST AMERICAN INVESTMENT FUNDS, INC.

By:    /s/ James R. Foggo
    ---------------------------------
       James R. Foggo
       Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

SIGNATURE                                    TITLE                    DATE
---------------------------------      ------------------       ----------------

       *                                    Director                   **
---------------------------------
Robert J. Dayton

       *                                    Director                   **
---------------------------------
Roger Gibson

       *                                    Director                   **
---------------------------------
Andrew M. Hunter III

       *                                    Director                   **
---------------------------------
Leonard W. Kedrowski

       *                                    Director                   **
---------------------------------
John M. Murphy, Jr.

       *                                    Director                   **
---------------------------------
Robert L. Spies

       *                                    Director                   **
---------------------------------
Joseph D. Strauss

       *                                    Director                   **
---------------------------------
Virginia L. Stringer


* By:   /s/ Christopher J. Smith
      ---------------------------
        Christopher J. Smith
        Attorney in Fact


** October 20, 1999


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